As filed with the Securities and Exchange Commission
                               on  May  1,  1997
                                                    Registration Nos. 33-87380
                                                                      811-8912
==============================================================================
                      SECURITIES  AND  EXCHANGE  COMMISSION

                           Washington,  D.C.    20549
                             ____________________

                                  FORM  N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
          Pre-Effective Amendment No.                                      [ ]
          Post-Effective Amendment No.    2                                [X]

                                    and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
          Amendment No.    3                                               [X]
                      (Check  appropriate  box  or  boxes.)

                               WNL  SERIES  TRUST
              _________________________________________________
              (Exact  name  of  registrant  as  specified  in  charter)

     5555  San  Felipe
     Suite  900
     Houston,  Texas                                                     77056
     ________________________________________                        _________
     (Address of Principal Executive Offices)                       (Zip Code)

Registrant's  Telephone  Number,  Including  Area  Code      (713)  888-7800

                            Dwight  L.  Cramer,  Esq.
                   Senior  Vice  President  -  Law  and  Secretary
                   Western  National  Life  Insurance  Company
                          5555  San  Felipe,  Suite  900
                             Houston,  Texas    77056

                   (Name  and  Address  of  Agent  For  Service)

                                  Copies  to:

                         Raymond  A.  O'Hara  III,  Esq.
                      Blazzard,  Grodd  &  Hasenauer,  P.C.
                                P.O.  Box  5108
                             Westport,  CT    06881
                                (203)  226-7866

It  is proposed that this filing will become effective (check appropriate box)

__X__    immediately  upon  filing  pursuant  to  paragraph  (b)
_____    on  (date)  pursuant  to  paragraph  (b)
_____    60  days  after  filing  pursuant  to  paragraph  (a)(1)
_____    on  (date)  pursuant  to  paragraph  (a)(1)
_____    75  days  after  filing  pursuant  to  paragraph  (a)(2)
_____    on  (date)  pursuant  to  paragraph  (a)(2)  of  rule  485.



   If  appropriate,  check  the  following  box:

__   this  post-effective  amendment  designates  a  new  effective  date  for
a
previously  filed  post-effective  amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and the Rule 24f-2 Notice for Registrant's fiscal year 1996 was filed on March 3, 1997.

                         WNL  SERIES  TRUST




     CROSS  REFERENCE  SHEET
(as  required  by  Rule  404  (c))
     PART  A


N-1A
----
Item  No.                                                             Location
---------                                                             --------
1.          Cover  Page          Cover  Page

2.          Synopsis.          Summary

3.          Condensed  Financial  Information          Financial  Highlights

4.          General  Description  of  Registrant        Cover Page; The Trust;
     Investment  Objectives
and  Policies  of  the
Portfolios;  Additional
Information;  Appendix

5.          Management  of  the  Fund          Management  of  the  Trust;
          Additional  Information

6.          Capital  Stock  and  Other  Securities      Sales and Redemptions;
          Net  Asset  Value;  Tax
          Status,  Dividends  and
          Distributions;
          Additional  Information

7.          Purchase  of  Securities  Being  Offered.     The Trust; Net Asset
          Value;  Sales  and
          Redemptions

8.          Redemption  or  Repurchase          Sales  and  Redemptions;
     Net  Asset  Value

9.          Pending  Legal  Proceedings          Not  Applicable

     PART  B

10.          Cover  Page          Cover  Page

11.          Table  of  Contents          Cover  Page

12.          General  Information  and  History          Not  Applicable

13.          Investment  Objectives  and  Policies       Investment Objectives
          and  Policies  of  the
          Trust;  Investment
          Restrictions;
     Portfolio  Turnover






          CROSS  REFERENCE  SHEET  (CONT'D)
          (as  required  by  Rule  404  (c))


N-1A
----
Item  No.                    Location
---------                    --------
Item  14.          Management  of  the  Fund          Management  of the Trust

Item  15.          Control  Persons  and  Principal  Holders
     of  Securities          Management  of  the  Trust

Item  16.          Investment  Advisory  and  Other
     Services.          Management  of  the  Trust;
     Independent  Auditors;
     Custodian

Item  17.          Brokerage  Allocation  and  Other
     Practices          Management  of  the  Trust
     (Brokerage  and  Research
     Services)

Item  18.        Capital Stock and Other Securities     Sales and Redemptions;
          Net  Asset  Value;  Tax
          Status,  Dividends  and
          Distributions;  Organiza-
          tion  and  Capitalization;
          Additional  Information

Item  19.          Purchase,  Redemption  and  Pricing  of
     Securities  Being  Offered          Determination  of  Net
     Asset  Value;  Sales  and
     Redemptions

Item  20.          Tax  Status          Taxes;  Dividends  and
     Distributions

Item  21.    UnderwritersNot  Applicable

Item  22.    Calculations  of  Performance  DataPerformance  Information

Item  23.    Financial  StatementsFinancial  Statements




                                    PART  C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                               WNL  SERIES  TRUST
                          5555  SAN  FELIPE,  SUITE  900
                             HOUSTON,  TEXAS  77056


WNL Series Trust (the "Trust") is an open-end, diversified series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. The Portfolios are: BEA Growth and Income Portfolio, BlackRock Managed Bond Portfolio, Credit Suisse International Equity Portfolio,
EliteValue Asset Allocation Portfolio, Global Advisors Growth Equity Portfolio, Global Advisors Money Market Portfolio, Salomon Brothers U.S. Government Securities Portfolio, and Van Kampen American Capital Emerging Growth Portfolio. These Portfolios are currently available to the public only through variable annuity contracts ("VA Contracts") issued by Western National Life Insurance Company ("Life Company").

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Please read it carefully and retain it for future reference. A Statement of Additional Information ("SAI") dated May 1, 1997, is available without charge upon request and may be obtained by calling the Life Company at (800) 910-4455 or by writing to the Life Company, Attention: Variable Annuity Service Center, 1290 Silas Deane Highway, Wethersfield, CT 06109-4303. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

INVESTMENTS IN THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE TRUST ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE TRUST IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

PURCHASERS SHOULD BE AWARE THAT AN INVESTMENT IN THE GLOBAL ADVISORS MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE GLOBAL ADVISORS MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         Prospectus  Dated  May  1,  1997

                              TABLE  OF  CONTENTS

                                                                         PAGE

SUMMARY

THE  PORTFOLIOS
  BEA  Growth  and  Income  Portfolio
  BlackRock  Managed  Bond  Portfolio
  Credit  Suisse  International  Equity  Portfolio
  EliteValue  Asset  Allocation  Portfolio
  Global  Advisors  Growth  Equity  Portfolio
  Global  Advisors  Money  Market  Portfolio
  Salomon  Brothers  U.S.  Government  Securities  Portfolio
  Van  Kampen  American  Capital  Emerging  Growth  Portfolio
Investment  Risks
Sales  and  Redemptions

FINANCIAL  HIGHLIGHTS

INVESTMENT  OBJECTIVES  AND  POLICIES  OF  THE  PORTFOLIOS
  BEA  Growth  and  Income  Portfolio
  BlackRock  Managed  Bond  Portfolio
  Credit  Suisse  International  Equity  Portfolio
  EliteValue  Asset  Allocation  Portfolio
  Global  Advisors  Growth  Equity  Portfolio
  Global  Advisors  Money  Market  Portfolio
  Salomon  Brothers  U.S.  Government  Securities  Portfolio
  Van  Kampen  American  Capital  Emerging  Growth  Portfolio

MANAGEMENT  OF  THE  TRUST
Investment  Adviser
Advisory  Fee  Waiver  and  Expense  Cap
Expenses  of  the  Trust
Sub-Advisers
Sub-Advisory  Fees
Sub-Advisory  Fee  Waiver

SALES  AND  REDEMPTIONS

NET  ASSET  VALUE

PERFORMANCE  INFORMATION

TAX  STATUS,  DIVIDENDS,  AND  DISTRIBUTIONS

ADDITIONAL  INFORMATION

APPENDIX

Securities  And  Investment  Practices
American Depository Receipts and European Depository Receipts Asset-Backed Securities
Bank  Obligations
Borrowing
Common  Stock  and  Other  Equity  Securities
Convertible  Securities
Currency  Management
Dollar  Roll  Transactions
Equity and Debt Securities Issued or Guaranteed by Supranational Organizations Exchange Rate-Related Securities
Fixed-Income  Securities
Foreign  Currency  Exchange  Transactions
Foreign  Investments
Futures  and  Options  on  Futures
Geographical  and  Industry  Concentration
Government  Stripped  Mortgage-Backed  Securities
Interest  Rate  Transactions
Illiquid  Securities
Investment  Companies
Lease  Obligation  Bonds
Lending  of  Securities
Lower-Rated  Securities
Mortgage-Backed  Securities
Collateralized Mortgage Obligations and Multiclass Pass-Through Securities New Issuers
Options  on  Securities
Options  on  Foreign  Currencies
Options  on  Indexes
Over  the  Counter  Options
Repurchase  Agreements
Reverse  Repurchase  Agreements
Small  Companies
Strategic  Transactions
U.S.  Government  Securities
When-Issued  Securities  and  Delayed-Delivery  Transactions


                                   SUMMARY

THE  TRUST

The Trust is an open-end diversified management investment company established as a Massachusetts business trust under a Declaration of Trust dated December 12, 1994, as amended April 19, 1995. Each Portfolio issues a separate class of shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full or fractional shares of each class of stock.

Each    Portfolio  has  distinct  investment  objectives  and  policies.  (See
"Investment Objectives and Policies of the Portfolios.") Additional Portfolios may be added to the Trust in the future.

INVESTMENT  ADVISER  AND  SUB-ADVISERS

Subject to the authority of the Board of Trustees of the Trust, WNL Investment Advisory Services, Inc. (the "Adviser") serves as the Trust's investment adviser and has responsibility for the overall management of the investment strategies and policies of the Portfolios. The Adviser has engaged Sub-Advisers for each Portfolio to make investment decisions and place orders. The Sub-Advisers for the Portfolios are:





Sub-Adviser          Name  of  Portfolio
-----------          -------------------
BEA  Associates          BEA  Growth  and  Income
BlackRock  Financial  Management          BlackRock  Managed  Bond
Credit  Suisse  Investment  Management  Ltd.       Credit Suisse International
Equity
OpCap  Advisors          EliteValue  Asset  Allocation
State  Street  Global  Advisors          Global  Advisors  Growth  Equity
     Global  Advisors  Money  Market
Salomon  Brothers  Asset  Management  Inc          Salomon  Brothers  U.S.
            Government  Securities
Van  Kampen  American  Capital  Asset
  Management,  Inc.          Van  Kampen  American  Capital
            Emerging  Growth


For additional information concerning the Adviser and the Sub-Advisers, including a description of advisory and sub-advisory fees, see "Management of the Trust."

                                THE  PORTFOLIOS

BEA  GROWTH  AND  INCOME  PORTFOLIO

The Portfolio's fundamental investment objective is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio will invest primarily in domestic equity as well as domestic debt securities. The proportion of the Portfolio's assets to be invested in each type of security will vary from time to time in accordance with the Sub-Adviser's assessment of economic conditions and investment opportunities. The asset allocation strategy is based on the premise that, from time to time, certain asset classes are more attractive long-term than others. The Sub-Adviser anticipates that under normal market conditions, between 35% and 65% of the Portfolio's total assets will be invested in equity securities, and between 35% and 65% will be invested in debt securities.

BLACKROCK  MANAGED  BOND  PORTFOLIO

The Portfolio's fundamental investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of income, plus realized and unrealized capital gains and losses. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. The Sub-Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. The Sub-Adviser also actively allocates the Portfolio's assets among the broad sectors of the fixed-income market, including, but not limited to, U.S. Government and agency securities, corporate securities, private placements, and asset-backed and mortgage-related securities, including residential and commercial mortgage-backed securities. Under normal circumstances, the Sub-Adviser intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's assets invested in bonds.

CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO

The Portfolio's fundamental investment objective is long-term capital appreciation. The Portfolio will seek to achieve its objective primarily by investing in equity and equity-related securities of companies from at least five different countries, excluding the United States. This Portfolio is intended for investors who can accept the risks involved in investments in equity and equity-related securities of non-U.S. issuers, as well as in foreign currencies, and in the active management techniques that the Portfolio generally employs. Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities of issuers whose principal places of business (as determined by location of the issuer's principal headquarters) are located in countries other than the United States. The balance of the Portfolio, up to 35% of its total assets, may be invested in equity or debt securities of U.S. issuers or foreign entities. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. (See "Appendix - Foreign Investments" and the SAI for a discussion of the risks involved in foreign investing.)

ELITEVALUE  ASSET  ALLOCATION  PORTFOLIO

The Portfolio's fundamental investment objective is to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Sub-Adviser's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest are likely to be primarily those of companies that are believed by the Sub-Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. Debt securities are expected to be predominantly investment-grade, intermediate to long-term U.S. Government and corporate debt, although the Portfolio will also invest in high-quality, short-term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Sub-Adviser deems it advisable in order to preserve capital. In addition, the Portfolio may also purchase foreign securities, provided that they are listed on a domestic or foreign securities exchange or are represented by American Depository Receipts ("ADRs") listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. (See "Appendix - Foreign Investments" and the SAI for a discussion of the risks involved in foreign investing.) The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Sub-Adviser's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above.

GLOBAL  ADVISORS  GROWTH  EQUITY  PORTFOLIO

The Portfolio's fundamental investment objective is to provide total returns that exceed over time the Standard & Poor's 500 Composite Stock Price Index through investment in equity securities. Equity securities will be selected on the basis of a proprietary analytical model of the Portfolio's Sub-Adviser. Each security will be ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The Portfolio will invest at least 65% of its total assets in equity securities. However, the Portfolio may invest temporarily for defensive purposes, without limitation, in certain short-term, fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity.

GLOBAL  ADVISORS  MONEY  MARKET  PORTFOLIO

The Portfolio's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities with remaining maturities of one year or less. The Portfolio attempts to meet its investment objective by investing in high-quality money market instruments. An investment in this Portfolio is neither insured nor guaranteed by the U.S. Government.

SALOMON  BROTHERS  U.S.  GOVERNMENT  SECURITIES  PORTFOLIO

The Portfolio's fundamental investment objective is to seek a high level of current income. The Portfolio seeks to attain its objective by investing a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and collateralized mortgage obligations backed by such securities. The Portfolio may also invest a portion of its assets in U.S. dollar-denominated corporate debt securities.

VAN  KAMPEN  AMERICAN  CAPITAL  EMERGING  GROWTH  PORTFOLIO

The Portfolio's investment objective is to seek to provide capital appreciation; any ordinary income received from portfolio securities is entirely incidental. The Portfolio will, under normal conditions, invest at least 65% of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, in the early stages of their life cycle that the Sub-Adviser believes have the potential to become major enterprises. While the Portfolio will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants. The Portfolio may invest up to 20% of its assets in securities of foreign issuers. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. (See "Appendix - Foreign Investments" and the SAI for a discussion of the risks involved in foreign investing.)

The investment objectives, policies and restrictions of a Portfolio specifically cited as fundamental may not be changed without the approval of a majority of the outstanding shares of that Portfolio. Other investment policies and practices described in this Prospectus and the SAI are not fundamental, and the Board of Trustees may change them without shareholder approval. A complete list of investment restrictions, including those restrictions which cannot be changed without shareholder approval, is contained in the SAI. There is no assurance that a Portfolio will meet its stated objective.

INVESTMENT  RISKS

The value of a Portfolio's shares will fluctuate with the value of the underlying securities in its portfolio, and in the case of debt securities, with the general level of interest rates. When interest rates decline, the value of an investment portfolio invested in fixed-income securities can be expected to rise. Conversely, when interest rates rise, the value of an investment portfolio invested in fixed-income securities can be expected to decline. In the case of foreign currency-denominated securities, these trends may be offset or amplified by fluctuations in foreign currencies. Investments by a Portfolio in foreign securities may be affected by adverse political, diplomatic, and economic developments, changes in foreign currency exchange rates, taxes or other assessments imposed on distributions with respect to those investments, and other factors generally affecting foreign investments. High-yielding, high-risk, fixed-income securities, which are commonly known as "junk bonds," are subject to greater market fluctuations and risk of loss of income and principal than investments in lower-yielding, fixed-income securities. The Emerging Growth, Growth Equity and Money Market Portfolios will not invest in "junk bonds," while each of the other Portfolios may invest up to 5% of its respective total assets in "junk bonds." Certain Portfolios intend to employ, from time to time, certain investment techniques which are designed to enhance income or total return or hedge against market or currency risks but which themselves involve additional risks. These techniques include options on securities, futures, options on futures, options on indexes, options on foreign currencies, foreign currency exchange transactions, lending of securities and when-issued securities and delayed-delivery transactions. The Portfolios may have higher-than-average portfolio turnover which may result in higher-than-average brokerage commissions and transaction costs.

SALES  AND  REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)


                             FINANCIAL  HIGHLIGHTS

The following tables include selected data, derived from the financial statements, for a share outstanding throughout the period shown for each of the Portfolios. The tables should be read in conjunction with the financial statements and notes thereto included in the Trust's Annual Report to Shareholders which are included in the SAI in reliance upon the report of Coopers & Lybrand L.L.P., independent auditors.

Further information about the performance of the Trust is contained in the Trust's December 31, 1996 Annual Report which may be obtained without charge by calling the Life Company at (800) 910-4455.





                                         WNL  SERIES  TRUST
                                       FINANCIAL  HIGHLIGHTS
                          FOR  A  SHARE  OUTSTANDING  THROUGHOUT  EACH  PERIOD

      BLACKROCK                CREDIT    SUISSE
      BEA  GROWTH  AND  INCOME          MANAGED BOND     INTERNATIONAL  EQUITY
      ------------------------          ------------     ---------------------
Year  Ended    Period  Ended    Period  Ended          Year  Ended      Period
December  31,  December  31,    December  31,       December 31,  December 31,
   1996          1995*        1996*                  1996            1995*
-------  -------------  -----------          ------------    -------------



NET  ASSET  VALUE
Net  asset  value,
 beginning  of
 period      $   10.46     $   10.00     $   10.00     $   10.33     $   10.00
             ---------     ---------     ---------     ---------     ---------

INVESTMENT
 OPERATIONS
Net  investment
 income  (1)                0.47           0.14           0.58            0.15
0.06
Net  realized  and
 unrealized  gain
 (loss)                        0.96          0.51         (0.22)          1.56
                       ------------     ---------     ----------     ---------
0.33
----

Total  from
 investment
 operations                     1.43          0.65          0.36          1.71
                       -------------     ---------     ---------     ---------
0.39
----


DISTRIBUTIONS  TO
SHAREHOLDERS  FROM:
Net  investment
 income                   (0.47)         (0.14)         (0.58)          (0.15)
(0.06)
In  excess  of  net
 investment  income
 gains                                                                  (0.24)
Net  realized  gains      (0.38)                         0.00           (0.98)
0.00
In  excess  of  net
 realized  gains                                                (0.05)
                    ---------         ---------      ---------       ---------
---------
Total  distributions
 to  shareholders         (0.85)         (0.19)         (0.58)          (1.37)
(0.06)
                    ---------         ---------      ---------       ---------
---------

Net  asset  value,
 end  of  period       $   11.04      $   10.46      $    9.78       $   10.67
$      10.33
                    =========         =========      =========       =========
=========

TOTAL  RETURN             13.82%          6.57%(2)       3.76%(2)       16.50%
3.93%(2)

RATIOS  AND
 SUPPLEMENTAL  DATA
Expenses  to  average
  net  assets  (3)         0.49%          0.12%(4)       0.28%(4)        0.60%
0.12%(4)
Net  investment
 income  to  average
 average  net  assets      4.65%          6.99%(4)       6.02%(4)        1.09%
2.89%(4)
Portfolio  turnover
 rate                       217%            75%           488%             79%
2%
Average  commission
 rate  (5)             $  0.0600      $  0.0623                      $  0.0134
$    0.0371
Net  assets,  end
 of  period  (000's)   $   3,145      $   2,136      $   3,376       $   2,727
$      2,083





                                             ELITEVALUE
                                        ASSET    ALLOCATION
                                        -----------------
                                               Period
                                               Ended
                                            December  31,
                                               1996*
                                           --------------

                                        [C]
NET  ASSET  VALUE
Net  asset  value,  beginning  of  period              $              10.00
                                           -------------
INVESTMENT  OPERATIONS
Net  investment  income  (1)                                              0.18
Net  realized  and
   unrealized  gain  (loss)                                               2.48
                                           -------------
Total  from  investment  operations                                       2.66
                                           -------------

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
Net  investment  income                                                 (0.18)
In  excess  of  net  investment  income  gains                              -
Net  realized  gains                                                    (0.16)
In  excess  of  net  realized  gains                                         -
                                           -------------
Total  distributions  to  shareholders                                (0.34)
                                           -------------

Net  asset  value,  end  of  period                          $           12.32
                                           =============

TOTAL  RETURN                                                        26.70%(2)

RATIOS  AND  SUPPLEMENTAL  DATA
Expenses  to  average  net  assets  (3)                               0.36%(4)
Net  investment  income  to
  average  net  assets                                                1.74%(4)
Portfolio  turnover  rate                                                  21%
Average  commission  rate  (5)                                $         0.0545
Net  assets,  end  of  period  (000's)                    $              2,307



*    -The    Growth  and  Income and International Equity Portfolios commenced investment
    operations    on    October  20, 1995, and  the  Managed  Bond  and  Asset
Allocation
    Portfolios    commenced    investment   operations  on  January  2,  1996.
(1)  Net    investment    income  is after waiver of fees and reimbursement of
certain
    expenses  by the Investment Adviser, the Sub-administrator,  the Custodian
and
    Western  National Life Insurance Company, an affiliate of the Adviser (see
Note  2
    to  the  financial  statements).    If  the  Investment  Adviser,  the
Sub-administrator
    and the Custodian had not waived fees and Western National Life Insurance Company had not reimbursed expenses for the periods ended December 31,
1996,  and
    December 31, 1995, net investment income (loss) per share would have been $0.00 and  $(0.06)  for  the  Growth  and  Income  Portfolio, respectively,  and
$(1.25)  and
    $(0.18)  for  the  International  Equity Portfolio, respectively.  For the period
    ended December  31,1996,  the net investment income (loss) per share would have
    been  $0.23  and  $(0.54)  for  the  Managed  Bond  and  Asset  Allocation
Portfolios,
    respectively.
(2) Total return represents aggregate total return for the period indicated and is not annualized.
(3) If the Investment Adviser, the Sub-administrator and the Custodian had not waived fees and Western National Life Insurance Company had not reimbursed expenses for the periods ended December 31, 1996, and December 31, 1995, the ratio of operating
    expenses   to  average  net  assets  would  have  been 5.15% and 9.95% for the  Growth
    and  Income  Portfolio,  respectively,    and    6.41%  and 11.83% for the
International
    Equity Portfolio, respectively. For the period ended December 31,1996, the ratio of operating expenses to average net assets would have been 3.93% and 7.45% for the
    Managed  Bond  and  Asset  Allocation  Portfolios,  respectively.
(4)  Annualized.
(5)  Represents    the    average  commission  rate  paid  on  equity security
transactions  on
    which  commissions  are  charged.




                                         WNL  SERIES  TRUST
                                       FINANCIAL  HIGHLIGHTS
                          FOR  A  SHARE  OUTSTANDING  THROUGHOUT  EACH  PERIOD




SALOMON
BROTHERS

U.S.
                           GLOBAL  ADVISORS                    GLOBAL ADVISORS
GOVERNMENT
                            GROWTH  EQUITY                        MONEY MARKET
SECURITIES
                           ---------------                     ---------------
----------
                      Year  Ended    Period Ended    Year Ended   Period Ended
Period  Ended
                    December 31, December 31, December 31, December 31, December 31,
                         1996               1995*         1996           1995*
1996*
                    ------------     ------------   ------------  ------------
------------

                 [C]                        [C]              [C]           [C]
[C]
NET  ASSET  VALUE
Net  asset  value,
 beginning  of
 period                     $ 10.31        $  10.00       $  1.00       $ 1.00
$  10.00
                    -------                --------       -------       ------
-------

INVESTMENT  OPERATIONS
Net  investment
 income  (1)                   0.20            0.05          0.05         0.01
0.53
Net  realized  and
 unrealized  gain
 (loss)                        1.99            0.31          0.00         0.00
(0.21)
                    -------                 -------        ------        -----
-------
Total  from
 investment
 operations                    2.19            0.36          0.05         0.01
0.32
                    -------                 -------        ------        -----
-------

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
Net  investment
income                       (0.20)          (0.05)        (0.05)       (0.01)
(0.53)
Net  realized  gains        (0.45)           (0.00)         0.00        (0.00)
0.00
                    -------                 -------        ------        -----
-------
Total  distributions
 to  shareholders            (0.65)          (0.05)        (0.05)       (0.01)
(0.53)
                    -------                 -------        ------        -----
-------

Net  asset  value,
 end  of  period            $ 11.85         $ 10.31        $ 1.00       $ 1.00
$    9.79
                    =======                 =======        ======       ======
=======

TOTAL  RETURN             21.36%           3.57%(2)      5.19%        1.17%(2)
3.40%(2)

RATIOS  AND
 SUPPLEMENTAL  DATA
Expenses  to  average
 net  assets  (3)          0.39%           0.12%(4)      0.29%        0.12%(4)
0.22%(4)
Net  investment
 income  to  average
 net  assets               1.80%           2.46%(4)      5.23%        5.25%(4)
5.91%(4)
Portfolio  turnover
 rate                         89%              9%          N/A             N/A
297%
Average  commission
 rate  (5)                      $0.0326                  $0.0226
Net  assets,
 end  of  period
 (000's)                 $ 3,420         $ 2,073        $ 1,291         $  126
$  2,347




                                        VAN    KAMPEN
                                     AMERICAN    CAPITAL
                                     EMERGING    GROWTH
                                     ----------------
                                           Period
                                           Ended
                                        December  31,
                                           1996*
                                       --------------

                                    [C]
NET  ASSET  VALUE
Net  asset  value,  beginning  of  period              $10.00
                                       --------------

INVESTMENT  OPERATIONS
Net  investment  income  (1)                                      0.05
Net  realized  and
unrealized  gain  (loss)                                            1.86
                                       --------------
Total  from  investment  operations                        1.91
                                       --------------

DISTRIBUTIONS  TO
SHAREHOLDERS  FROM:
Net  investment  income                                            (0.05)
Net  realized  gains                                                  (0.32)
                                       --------------
Total  distributions
to  shareholders                                                        (0.37)
                                       --------------

Net  asset  value,  end  of  period                          $11.54
                                       ==============

TOTAL  RETURN                                                       19.06% (2)

RATIOS  AND  SUPPLEMENTAL
DATA
Expenses  to  average
net  assets  (3)                                                     0.46% (4)
Net  investment  income  to
average  net  assets                                              0.40%  (4)
Portfolio  turnover  rate                                          154%
Average  commission  rate  (5)                              $0.0419
Net  assets,  end  of  period  (000's)                    $1,882



*  -The  Growth  Equity  Portfolio,  Money  Market  Portfolio, U.S. Government
Securities
    Portfolio  and  Emerging  Growth  Portfolio    commenced    operations  on
October    20,    1995,
    October    10,  1995,  February 6, 1996 and January 2, 1996, respectively.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator, the Custodian and Western National
    Life Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser, the Sub-administrator and the Custodian had not waived fees and Western National Life Insurance Company had not reimbursed expenses for the periods ended December 31, 1996, and December 31, 1995, net investment income
    (loss) per share would have been $(0.29) and $(0.15) for the Growth Equity Portfolio, respectively,  and  $(0.08)  and  $(0.35)  for the Money Market Portfolio,
respectively.    For
    the period ended December 31,1996, the net investment income (loss) per share would have  been  $0.10  and  $(1.29)  for the U.S.  Government  Securities  and
Emerging    Growth
    Portfolios,    respectively.
(2)  Total    return    represents  aggregate  total  return  for  the  period
indicated    and
    is  not  annualized.
(3) If the Investment Adviser, the Sub-administrator and the Custodian had not waived fees and Western National Life Insurance Company had not reimbursed expenses for the periods  ended  December  31,  1996,  and December 31, 1995, the ratio  of operating
    expenses to average net assets would have been 4.83% and 9.94% for the Growth Equity
    Portfolio, respectively, and 14.15% and 161.83% for the Money Market Portfolio,
    respectively. For the period ended December 31, 1996, the ratio of operating expenses to  average  net  assets  would  have  been  5.26% and 11.22% for the U.S.
Government
    Securities    and    Emerging    Growth    Portfolios,    respectively.
(4)  Annualized.
(5) Represents the average commission rate paid on equity security transactions on which commissions  are  charged.




                 INVESTMENT  OBJECTIVES  AND  POLICIES  OF  THE  PORTFOLIOS

Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies as described below. The differences in objectives and policies among the Portfolios can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. An investment in a single Portfolio should not be considered a complete investment program. The investment objective(s) and policies of each Portfolio, unless otherwise specifically stated, are non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. There is no assurance that any Portfolio will achieve its objective(s). United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolios intend to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability, or change the investment policies, of one or more Portfolios, or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by a Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objectives and policies, each Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the Appendix and the SAI. With respect to each Portfolio's investment policies, use of the term "primarily" means that under normal circumstances, at least 65% of such Portfolio's assets will be invested as indicated. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is also contained in the SAI: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Thomson Bankwatch, Inc., IBCA Limited and IBCA Inc. New instruments, strategies and techniques, however, are evolving continually and the Trust reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.

BEA  GROWTH  AND  INCOME  PORTFOLIO

INVESTMENT  OBJECTIVE

The Portfolio's goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This investment objective is fundamental and may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares (as defined in the Investment Company Act of 1940, as amended ("1940 Act").

MANAGEMENT  POLICIES

The Portfolio will invest primarily in domestic equity and debt securities and cash equivalent instruments. The Portfolio may also invest in securities of foreign issuers. The proportion of the Portfolio's assets to be invested in each type of security will vary from time to time in accordance with the Sub-Adviser's assessment of economic conditions and investment opportunities. The asset allocation strategy is based on the premise that, from time to time, certain asset classes are more attractive long-term investments than others. Timely shifts among equity securities, debt securities, and cash equivalent instruments, as determined by their relative over-valuation or under-valuation, should produce superior investment returns over the long term. In general, the Portfolio will not attempt to predict short-term market movements or interest rate changes, focusing instead upon a longer-term outlook. The Sub-Adviser anticipates that under normal market conditions, between 35% and 65% of the Portfolio's total assets will be invested in equity securities, and between 35% and 65% will be invested in debt securities.

In selecting equity securities in which to invest, the Sub-Adviser generally employs a value-oriented approach that combines "top-down" and "bottom-up" elements. The process begins with a top-down thematic approach, by which the Sub-Adviser attempts to identify the three or four macroeconomic variables most likely to drive equity returns in the medium term, and the sectors, industries and stocks most likely to benefit as those themes are played out. This is combined with a bottom-up approach to stock selection which identifies value through the application of "cash on cash analysis." The Sub-Adviser looks at the free cash flow produced by a company within the context of the total cash value of the enterprise. This ratio of cash flow to "enterprise value" permits a comparative analysis of companies across industries and sectors, and provides a tool with which to analyze the quality and priorities of the company's management. The Portfolio's approach is based upon the observation that a company focusing upon cash flow will generally be one in which management's overarching concern is the maximization of shareholder value. Equity securities may include common stocks, preferred stocks, and securities which are convertible into common stock and readily marketable securities, such as rights and warrants, which derive their value from common stock.

In selecting debt securities in which to invest, the Sub-Adviser generally employs an approach that focuses upon the exploitation of market inefficiencies, which exist primarily due to the differing objectives of various investors and to the varying restrictions that limit their investment choices. In determining whether the Portfolio should invest in a particular debt security, the Sub-Adviser reviews the terms of the instrument and evaluates the creditworthiness of the issuer of the instrument, considering short-term debt, leverage, capitalization, the quality and depth of management, profitability, return on assets, and economic factors relative to the issuer's industry or market sector. The Sub-Adviser then performs relative valuation analysis, comparing the value in sectors and securities with regard to price as well as yield. The Sub-Adviser generally does not rely on its ability to correctly predict movements in the direction of interest rates. Debt securities may include bonds, debentures, notes, equipment lease and trust certificates, mortgage-related securities, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Sub-Adviser's Fixed-Income Management Team will manage the Fixed-Income portion of the Portfolio, which will invest primarily in domestic fixed-income securities consistent with comparable broad market fixed-income indexes, such as the Lehman Brothers Aggregate Bond Index. The Sub-Adviser estimates that the average weighted maturity of the debt securities held by the Portfolio will range between 5 and 15 years. Depending upon prevailing market conditions, the Portfolio may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. An increase in interest rates will generally reduce the value of the fixed-income investments in the Portfolio and a decline in interest rates will generally increase the value of those investments.

The cash equivalent instruments in which the Portfolio may invest consist of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment-grade corporate bonds and short-term debt instruments, and repurchase agreements. While the Portfolio does not intend to limit the amount of its assets invested in cash equivalent instruments, except to the extent believed necessary to achieve its investment objective, it does not expect under normal market conditions to have a substantial portion of its assets invested in money market instruments. However, when the Sub-Adviser determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive posture and invest its entire portfolio in cash equivalent instruments. In addition, the Portfolio may invest in cash equivalent instruments in anticipation of investing cash positions. To the extent the Portfolio is so invested, the Portfolio's investment objective may not be achieved. See the Appendix and the SAI for a discussion of these and other investment policies and strategies with respect to this Portfolio. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. The portfolio turnover rate for the Portfolio for the period ended December 31,
1996  was  217%.    (See  "Portfolio  Turnover"  in  the  SAI.)

BLACKROCK  MANAGED  BOND  PORTFOLIO

The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. This investment objective is fundamental and may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares (as defined in the 1940 Act). Total return will consist of income, plus realized and unrealized capital gains and losses. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. Portfolio is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of shorter-term obligations while recognizing the greater price fluctuation of longer-term instruments. It may also be a convenient way to add fixed-income exposure to diversify an existing portfolio.

The Sub-Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. The Sub-Adviser also actively allocates the Portfolio's assets among the broad sectors of the fixed-income market, including but not limited to, U.S. Government and agency securities, corporate securities, private placements, and asset-backed and mortgage-related securities, including residential and commercial mortgage-backed securities. Specific securities which the Sub-Adviser believes are undervalued are selected for purchase within the sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed-income portfolio managers and analysts. Under normal circumstances, the Sub-Adviser intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's assets invested in bonds.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Under normal market conditions, the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment-grade, fixed-income universe, as represented by Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 3.5 years. The maturities of the individual securities in the Portfolio may vary widely, however.

The Sub-Adviser intends to manage its portfolio actively in pursuit of its investment objective. Portfolio transactions are undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs.

High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. The portfolio turnover rate for the Portfolio for the period ended December 31,
1996  was  48%.    (See  "Portfolio  Turnover"  in  the  SAI.)

     CORPORATE BONDS, ETC. The Portfolio may invest in a broad range of debt securities of domestic and foreign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow, or in certain cases, more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities that do not pay interest is more volatile than that of interest-bearing debt securities with the same maturity. The Portfolio does not intend to invest in common stock but may invest to a limited extent in convertible debt or preferred stock. The Portfolio does not expect to invest more than 25% of its assets in securities of foreign issuers. If the Portfolio invests in non-U.S. dollar-denominated securities, it hedges the foreign currency exposure into the U.S. dollar. See the Appendix and the SAI for further information on foreign investments and convertible securities, including a discussion of risks.

     GOVERNMENT OBLIGATIONS, ETC. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association ("GNMA Certificates"), the Farmers Home Administration and the Export Import Bank. GNMA Certificates are mortgage-backed securities which evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Portfolio's positions in these securities and requiring the Portfolio to reinvest the prepayments at interest rates prevailing at the time of reinvestment. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Although these governmental issuers are responsible for payments on their obligations, they do not guarantee their market value.

The Portfolio may invest in debt securities of foreign governments and governmental entities. International investing may involve greater risks than U.S. investments. (See "Appendix -- Foreign Investments" and the SAI for a discussion of the risks involved in foreign investing.)

     MONEY MARKET INSTRUMENTS. The Portfolio may purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest up to 100% of its total assets in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. To the extent that the Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective. The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see Investment Objectives and Policies in the SAI.

     QUALITY INFORMATION. It is a current policy of the Portfolio that under normal circumstances at least 65% of its total assets will consist of securities that are rated at least "A" by Moody's or S&P or that are unrated, and in the Sub-Adviser's opinion, are of comparable quality. In the case of 30% of the Portfolio's investments, the Portfolio may purchase debt securities that are rated Baa or better by Moody's or BBB or better by S&P or are unrated, and in the Sub-Adviser's opinion, are of comparable quality. The remaining 5% of the Portfolio's assets may be invested in debt securities that are rated Ba or better by Moody's or BB or better by S&P or are unrated, and in the Sub-Adviser's opinion, are of comparable quality. Securities rated Baa by Moody's or BBB by S&P, although considered investment-grade, have some speculative characteristics and such bonds, along with bonds rated below these ratings, are commonly referred to as "junk bonds." "Investment-grade" debt securities are those receiving one of the four highest ratings from Moody's, S&P or another NRSRO or, if unrated by any NRSRO, deemed comparable by the Sub-Adviser to such rated securities under guidelines established by the Board of Trustees of the Trust. Bonds in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions, or developments regarding the individual issuer, are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. The Sub-Adviser will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. Rating standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See the SAI for more detailed information on these ratings.

The Portfolio may also purchase obligations on a when-issued or delayed-delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately-placed securities and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see the Appendix and the SAI.

CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO

The Portfolio's investment objective is long-term capital appreciation. This investment objective is fundamental and may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares (as defined in the 1940 Act). The Portfolio will seek to achieve its objective primarily by investing in equity and equity-related securities of companies from at least five different countries, excluding the United States.

The Portfolio is intended for investors who can accept the risks involved in investments in equity and equity-related securities of non-U.S. issuers, as well as in foreign currencies and in the active management techniques that the Portfolio generally employs.

Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities of issuers whose principal places of business (as determined by the location of the issuer's principal headquarters) are located in countries other than the United States.

     FOREIGN  EQUITY  SECURITIES

     The Portfolio will invest, under normal conditions, at least 65% of its total assets in issuers located in at least five different countries, excluding the United States. The Sub-Adviser expects that the majority of the Portfolio's investments will be in issuers in the following markets: United States, Canada, Japan, the United Kingdom, Germany, France, Malaysia, the Netherlands, Italy, Singapore, Switzerland, Spain, Mexico, Australia, New Zealand, Hong Kong and Sweden. However, the Portfolio will also invest in other European, Pacific Rim, African and Latin American markets. As market and global conditions change, the Portfolio will change its allocations among the countries of the world and nothing herein will limit the Portfolio's ability to invest in or avoid any particular countries or regions. The Portfolio may also invest in the securities of issuers traded on quoted markets of other countries.

The equity and equity-related securities in which the Portfolio will primarily invest are common stock, preferred stock, convertible debt obligations, convertible preferred stock and warrants, or other rights to acquire stock that the Sub-Adviser believes offer the potential for long-term capital appreciation. The Portfolio also may invest in securities of foreign issuers in the form of sponsored and unsponsored ADRs, GDRs, EDRs, IDRs, or other similar instruments representing securities of foreign issuers. See the Appendix and the SAI for a description of these investments.

While the investment policy of the Portfolio is to be diversified as to both countries and individual issuers, the Sub-Adviser selects individual countries and securities on the basis of several factors. In allocating the Portfolio's assets among various countries, the Sub-Adviser will seek economic and market environments favorable for capital appreciation and, with respect to developing countries, those with economic, political, and stock market environments with prospects of stabilizing or improving.

In analyzing foreign companies for investment, the Sub-Adviser will ordinarily look for one or more of the following characteristics in relation to the prevailing prices of the securities of such companies: prospects for above-average earnings growth per share; high return on invested capital; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics that will enable the companies to compete successfully in their respective marketplaces. The Sub-Adviser will aim to invest in companies which have growth prospects or whose value it believes is not fully reflected in the relevant markets.

     TEMPORARY  INVESTMENTS

     The Portfolio may, when the Sub-Adviser determines that market conditions warrant, adopt a temporary defensive position and may hold cash (U.S. dollars or foreign currencies) and may invest up to 100% of its assets in money market instruments or debt securities of U.S. or foreign issuers. The Portfolio may also invest cash held to meet redemption requests and expenses in such money market instruments and debt securities. For these purposes, such money market instruments are: banker's acceptances, certificates of deposit, time deposits, commercial paper, short-term government and corporate-obligations. The debt securities of U.S. issuers or foreign entities in which the Portfolio will invest primarily will be investment-grade debt securities except that the Portfolio may invest up to 5% of its total assets in non-investment-grade debt securities. Investment-grade debt securities include (i) bonds rated in one of the four highest rating categories by any NRSRO (e.g., BBB or higher by S&P);
(ii)U.S. Government securities; (iii) commercial paper rated in one of the two highest rating categories of any NRSRO (e.g., A-2 or higher by S&P); (iv) bank obligations (certificates of deposit, banker's acceptances, and time deposits) with a long-term rating in one of the four highest categories by any NRSRO (e.g., BBB or higher by S&P), with respect to bank obligations of more than one year, or in one of the three highest categories by any NRSRO (e.g., A-3 or higher by S&P), with respect to bank obligations maturing in one year or less;
(v) repurchase agreements involving these securities; or (vi) unrated debt securities which are deemed by the Sub-Adviser to be of comparable quality. All ratings are determined at the time of investment. Securities rated in the fourth highest category, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. Non-investment-grade debt securities include (i) securities rated as low as C by S&P or their equivalents, which are commonly known as "junk bonds"; (ii) commercial paper rated as low as A-3 by S&P or their equivalents; and (iii) unrated debt securities determined to be of comparable quality by the Sub-Adviser. (See "Appendix -- Lower-Rated Securities" and the SAI for a discussion of the risks involved in investing in non-investment-grade securities.) U.S. Government securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Portfolio may enter into repurchase agreements to earn a return on temporarily available cash. The Portfolio will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by the Portfolio, exceeds 10% of the value of the Portfolio's net assets. The Portfolio may also lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed 15% of the total value of the Portfolio's assets, and
(b) any securities loan is collateralized in accordance with applicable regulatory requirements. The Portfolio may invest in restricted securities and other illiquid assets. See the Appendix and the SAI for further information relating to restricted and illiquid securities.

The Portfolio may purchase and sell foreign currencies on a spot basis in connection with the settlement of transactions in securities traded in such foreign currencies. The Portfolio may enter into forward foreign currency contracts and foreign currency futures and option contracts primarily for hedging purposes. This includes entering into forward foreign currency contracts and foreign currency futures contracts in anticipation of investments in companies whose securities are denominated in those currencies.

International investing, in general, may involve greater risks than U.S. investments. These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. (See "Appendix -- Foreign Investments" and the SAI for a discussion of the risks involved in foreign investing.)

ELITEVALUE  ASSET  ALLOCATION  PORTFOLIO

The investment objective of the Portfolio is to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentage of which will vary based on the Sub-Adviser's assessments of the relative outlook for such investments. This investment objective is fundamental and may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares (as defined in the 1940
Act). In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest are likely to be primarily equity securities of companies that are believed by the Sub-Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the Sub-Adviser's intention to invest in securities of companies which in the Sub-Adviser's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. Investments for the equity portion of the Portfolio will primarily consist of equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions which will vary from time to time. The equity portion of the Portfolio will be invested primarily in stocks listed on the New York Stock Exchange. In addition, the Portfolio may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities, provided that they are listed on a domestic or foreign securities exchange or represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

To a lesser extent, the equity portion of the Portfolio will be invested in equity securities of companies with market capitalizations of less than $1 billion. Smaller-capitalization companies are often under-priced for the following reasons: (i) institutional investors, which currently represent a majority of the trading volume in the shares of publicly-traded companies, are often less interested in such companies, because in order to acquire an equity position that is large enough to be meaningful to an institutional investor, such an investor may be required to buy a large percentage of the company's outstanding equity securities, and (ii) such companies may not be regularly researched by stock analysts, thereby resulting in greater discrepancies in valuation. The Portfolio may also purchase securities in initial public offerings, or shortly after such offerings have been completed, when the Sub-Adviser believes that such securities have greater-than-average market appreciation potential. Debt securities invested in by the Portfolio are expected to be predominantly investment-grade intermediate to long-term U.S. Government and corporate debt, although the Portfolio will also invest in high-quality, short-term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Sub-Adviser deems it advisable in order to preserve capital.

The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Sub-Adviser's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective.

The Portfolio may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Sub-Adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs, since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or mark-down of the price.

It is anticipated that the Portfolio will have an annual turnover rate (excluding turnover of securities having a maturity of one year or less) of 100% or less. A 100% annual turnover rate would occur, for example, if all the securities in the Portfolio's investment portfolio were replaced once in a period of one year.

An  investment  in  the  Portfolio  will  entail  both  market  and financial risk, the extent of which depends on the amount of the Portfolio's assets which are committed to equity, longer-term debt or money market securities at any particular time. As the Portfolio may invest in mortgage-backed securities, such securities, while similar to other fixed-income securities, involve the additional risk of prepayment because mortgage prepayments are passed through to the holder of the mortgage-backed security and must be reinvested. Prepayments of mortgage principal reduce the stream of future payments and generate cash which must be reinvested. When interest rates fall, prepayments tend to rise. As such, the Portfolio may have to reinvest that portion of its assets invested in such securities more frequently when interest rates are low than when interest rates are high.

There is no limit to the amount of foreign securities that the Portfolio may acquire. Certain factors and risks are presented by investment in foreign securities which are in addition to the usual risks inherent in domestic securities. (See "Appendix - Foreign Investments" and the SAI for a discussion of the risks involved in foreign investing.)

It is the present intention of the Sub-Adviser to invest no more than 5% of the Portfolio's net assets in bonds rated below Baa3 by Moody's or BBB by S&P (commonly known as "junk bonds"). In the event that the Sub-Adviser intends in the future to invest more than 5% of the Portfolio's net assets in junk bonds, appropriate disclosures will be made to existing and prospective shareholders. For information about the possible risks of investing in junk bonds, see "Appendix - Lower-Rated Investments" and the SAI.

The Portfolio may also engage in repurchase agreements, lend portfolio securities (up to 10% of the value of the Portfolio's total assets), enter into forward foreign currency contracts and invest in modified pass-through certificates. These investments and transactions are described in greater detail in the Appendix and the SAI.

GLOBAL  ADVISORS  GROWTH  EQUITY  PORTFOLIO

The Portfolio's investment objective is to provide total returns that exceed over time the S&P 500 Index through investment in equity securities. This objective may be changed only with the approval of a majority of the Portfolio's shareholders as defined by the 1940 Act.

Equity securities will be selected by the Portfolio on the basis of a proprietary analytical model of the Sub-Adviser. Each security will be ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures are combined to create a single composite score of each stock's attractiveness. These scores are then plotted on a matrix according to their relative attractiveness. Sector weights are maintained at a similar level to that of the S&P 500 Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation. Portfolio will invest at least 65% of its total assets in equity securities.  However,  the  Portfolio  may  invest  temporarily  for defensive purposes, without limitation, in certain high-quality, short-term, fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

The Portfolio may invest in U.S. Government securities, which include U.S. Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities. Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

The Portfolio may enter into or invest in repurchase agreements, reverse repurchase agreements, forward commitments, when-issued transactions (up to 25% of the Portfolio's net assets), illiquid securities (up to 15% of the Portfolio' s net assets), restricted securities (up to 10% of the Portfolio's net assets) and variable amount master demand notes. The Portfolio also may enter into futures contracts, options on futures, covered put and call options on securities in which it may directly invest, and purchase or sell options on securities indexes that are comprised of securities in which the Portfolio may directly invest. The Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio's total assets.

   In addition to the policies noted above, the Portfolio may also invest in obligations of foreign issuers which are U.S. dollar-denominated, ADRs, corporate bonds, debentures, notes and warrants. During the coming year, investment in each of these instruments will not exceed 5% of the Portfolio's total net assets.

These investments and transactions are described in greater detail in the Appendix and the SAI.

GLOBAL  ADVISORS  MONEY  MARKET  PORTFOLIO

The Portfolio's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities with remaining maturities of one year or less. This investment objective is fundamental and may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares (as defined in the 1940 Act).

The Portfolio attempts to meet its investment objective by investing in high-quality money market instruments. Such instruments include: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities; (3) instruments of U.S. and foreign banks, including certificates of deposit, banker's acceptances and time deposits; these instruments may include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs");
(4) commercial paper of U.S. and foreign companies; (5) asset-backed securities; (6) corporate obligations; (7) variable amount master demand notes; and (8) repurchase agreements.

The Portfolio will limit its portfolio investments, including puts and repurchase agreements, if any, to those United States dollar-denominated instruments which at the time of acquisition the Sub-Adviser determines present minimal credit risk and which are: (a) rated as a First Tier or Second Tier security (as defined in Rule 2a-7 under the 1940 Act) by any two NRSROs;
(b) long-term securities with a remaining maturity of 397 days or less and which have been assigned a short-term rating in the two highest rating categories by any two NRSROs or whose issuer has outstanding short-term obligations of comparable priority and security which are rated in the two highest short-term rating categories by any two NRSROs; (c) if rated by only one NRSRO, rated by the NRSRO as a First Tier or Second Tier security; or (d) if unrated, determined by the Sub-Adviser to be of a quality comparable to a First or Second Tier security.

The Portfolio may invest in U.S. Government securities which include U.S. Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities. Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

The Portfolio may enter into or invest in repurchase agreements, reverse repurchase agreements, forward commitments, when-issued transactions (up to 25% of the Portfolio's net assets), illiquid securities (up to 10% of the Portfolio's net assets), restricted securities (up to 10% of the Portfolio's net assets) and variable amount master demand notes.

The Portfolio may also purchase asset-backed securities representing undivided fractional interests in pools of instruments, such as consumer loans. The Portfolio may invest in mortgage-related pass-through securities, including GNMA Certificates ("Ginnie Maes"), FHLMC Mortgage Participation Certificates ("Freddie Macs") and FNMA Guaranteed Mortgage Pass-Through Certificates
("Fannie Maes"). Mortgage pass-through certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government, but Freddie Macs and Fannie Maes are not.

The Portfolio may invest in zero coupon securities and variable and floating rate securities. As stated above, the Portfolio may invest in ECDs, ETDs, and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks.

The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets.

These investments and transactions are described in greater detail in the Appendix and the SAI.

The Portfolio must limit investments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less. The Portfolio normally holds instruments to maturity but may dispose of them prior to maturity if the Sub-Adviser finds it advantageous to do so.

SALOMON  BROTHERS  U.S.  GOVERNMENT  SECURITIES  PORTFOLIO

The investment objective of the Portfolio is to seek a high level of current income. This investment objective is fundamental and may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares (as defined in the 1940 Act). The Sub-Adviser seeks to attain the Portfolio's objective by investing a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, and collateralized mortgage obligations backed by such securities.

At  least  80%  of  the  total  assets  of  the Portfolio will be invested in:

     (1)    U.S.  Treasury  obligations;

     (2) Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

        (3) Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), popularly known as "Ginnie Maes," that are supported by the full faith and credit of the U.S. Government and mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government, which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage
Corporation  ("FHLMC") and the Federal National Mortgage Association ("FNMA");
and

     (4) Collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or
(ii)  by  the  full  faith  and  credit  of  the  U.S.  Government.

Up to 20% of the total assets of the Portfolio may be invested in U.S. dollar-denominated marketable corporate debt securities (such as bonds and debentures) of domestic and foreign issuers rated at the time of purchase "A" or better by Moody's or S&P, or of comparable quality thereto as determined by the Sub-Adviser. The risks associated with such investments are described in greater detail in the Appendix.

   From time to time, a significant portion of the Portfolio's assets may be invested in mortgage-backed securities. The mortgage-backed securities in which the Portfolio invests represent participating interests in pools of fixed rate and adjustable rate residential mortgage loans issued or guaranteed by agencies or instrumentalities of the U.S. Government. However, any guarantee of these types of securities runs only to the principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying mortgages. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not to the purchase of shares of the Portfolio.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Mortgage-backed securities generally provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the
refinancing    or    foreclosure    of  underlying  mortgages.

The yield of mortgage-backed securities is based on the prepayment rates of the underlying pool of securities. Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestments by the Portfolio of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. For a further description of mortgage-backed securities, see the Appendix and the SAI.

The Portfolio will not knowingly invest in a high-risk mortgage security. The term "high-risk mortgage security" is defined generally as any mortgage security that exhibits significantly greater price volatility than a benchmark security, the FNMA current coupon 30-year mortgage-backed pass-through security. Shares of the Portfolio are neither insured nor guaranteed by the U.S. Government, its agencies or instrumentalities. Neither the issuance by, nor the guarantee of, a U.S. Government agency for a security constitutes assurance that the security will not significantly fluctuate in value or that the Portfolio will receive the originally anticipated yield on the security.

The Portfolio may engage in various hedging and other strategic transactions including that it may: write covered call options and put options on securities and purchase call and put options on securities, write covered call and put options on securities indexes and purchase call and put options on securities indexes, and, may enter into futures contracts on financial instruments and indexes and write and purchase put and call options on such futures contracts. It is not presently anticipated that any of these strategies will be used to a significant degree by the Portfolio. The Appendix and the SAI contain a description of these strategies and of certain risks associated therewith.

The Portfolio may purchase debt securities on a "when-issued" or "forward-delivery" basis, loan portfolio securities (up to 20% of total Portfolio assets), engage in repurchase agreements, reverse repurchase agreements and dollar roll transactions, and invest in illiquid securities (up to 15% of the Portfolio's net assets, not including restricted securities for which a ready market is available pursuant to exemption provided by Rule 144A under the 1933 Act.) These investments and transactions are described in greater detail in the Appendix and the SAI.

High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. The portfolio turnover rate for the Portfolio for the period ended December 31,
1996  was  297%.    (See  "Portfolio  Turnover"  in  the  SAI.)

VAN  KAMPEN  AMERICAN  CAPITAL  EMERGING  GROWTH  PORTFOLIO

The Portfolio seeks to provide capital appreciation for its shareholders; any ordinary income received from portfolio securities is entirely incidental. This objective is not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval, but no change is anticipated. If there is a change in the investment objective of the Portfolio, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can, of course, be no assurance that the objective of capital appreciation will be realized; therefore, full consideration should be given to the risks inherent in the investment techniques that the Sub-Adviser may use to achieve such objective.

As  a  fundamental  investment  policy,  the Portfolio under normal conditions invests at least 65% of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, in the early stages of their life cycle that the Sub-Adviser believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one person or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the Portfolio will invest primarily in common stocks, to a limited extent, it may invest in other securities, such as preferred stocks, convertible securities and warrants. The Portfolio does not limit its investment to any single group or type of security. The Portfolio may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The Portfolio's primary approach is to seek what the Sub-Adviser believes to be unusually attractive growth investments on an individual company basis. The Portfolio may invest in securities that have above-average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Portfolio will be successful in achieving its objective. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. (See "Appendix - Foreign Investments" and the SAI for a discussion of the risks involved in foreign investing.) Additionally, the Portfolio may invest up to 10% of the value of its assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933 ("1933 Act")) and in other securities not having readily available market quotations. The Portfolio may enter into repurchase agreements with domestic banks and broker-dealers which involve certain risks. The Portfolio does not presently expect to commit as much as 5% of its total assets to investments in either warrants or restricted securities. The risks involved in investing in restricted securities, warrants and repurchase agreements are described under "Investment Objectives and Policies" in the SAI.

The Portfolio may invest in options, futures contracts and related options. These investments and transactions are described in greater detail in the Appendix and SAI.

High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. The portfolio turnover rate for the Portfolio for the period ended December 31,
1996  was  154%.    (See  "Portfolio  Turnover"  in  the  SAI.)

     MANAGEMENT  OF  THE  TRUST

INVESTMENT  ADVISER

Under an Investment Advisory Agreement dated August 23, 1995, WNL Investment Advisory Services, Inc., 5555 San Felipe, Suite 900, Houston, Texas 77056 (the "Adviser"), manages the business and affairs of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a Delaware corporation which was incorporated in 1994. The Adviser has had no previous experience in advising a mutual fund. The Adviser is a subsidiary of Western National Corporation ("Western National"), a Delaware corporation organized in October 1993 to serve as the holding company for the Life Company.

On December 23, 1994, AGC Life Insurance Company ("AGC Life"), a Missouri domiciled life insurer, purchased 24,947,500 shares (the "Shares") of common stock, par value $.001 per share, of Western National, from Conseco Investment Holding Company, a wholly-owned subsidiary of Conseco, Inc., representing approximately 40% of the outstanding common stock of Western National. The Shares represent all of the common stock of Western National then held by Conseco and its subsidiaries. AGC Life is a wholly-owned subsidiary of American General Corporation, a Texas corporation ("AGC"). References to "American General" are references to AGC and its direct and indirect majority-controlled subsidiaries. Prior to the above-described transaction, American General held no voting securities of Western National.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and to implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory
Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement, the Trust will pay the Adviser a monthly fee at the following annual rates shown in the table below based on the average daily net assets of each Portfolio.



          ADVISORY  FEE
PORTFOLIO          %  OF  AVERAGE  NET  ASSETS
---------          ---------------------------


BEA  Growth  and  Income          .75%
BlackRock  Managed  Bond          .55%
Credit  Suisse  International  Equity          .90%
EliteValue  Asset  Allocation          .65%
Global  Advisors  Growth  Equity          .61%
Global  Advisors  Money  Market          .45%
Salomon  Brothers  U.S.  Government  Securities          .475%
Van  Kampen  American  Capital  Emerging  Growth          .75%


ADVISORY  FEE  WAIVER  AND  EXPENSE  CAP

The Adviser has voluntarily agreed to waive that portion of its advisory fee which is in excess of the amount payable by the Adviser to each sub-adviser pursuant to the respective sub-advisory agreements for each Portfolio until May 1, 1998. The Adviser has reserved the right to withdraw or modify its agreement to waive a portion of its advisory fee.

For    the  periods  ended  December 31, 1996 and 1995, the Adviser waived its advisory fees in the following amounts with respect to the Portfolios which were operational for such period:



                               ADVISORY  FEES  WAIVED

                                           1996  or
                                         Inception  to            Inception to
Portfolio                              December 31, 1996     December 31, 1995


BEA  Growth  and  Income  Portfolio              $ 9,918               $ 3,106
BlackRock  Managed  Bond  Portfolio                   12,335               N/A
Credit  Suisse  International  Equity
  Portfolio                                       10,342                 3,643
EliteValue  Asset  Allocation  Portfolio               6,128               N/A
Global  Advisors  Growth  Equity  Portfolio        9,010                 2,490
Global  Advisors  Money  Market  Portfolio         1,984                   106
Salomon  Brothers  U.S.  Government
  Securities  Portfolio                                7,227               N/A
Van  Kampen  American  Capital  Emerging
  Growth  Portfolio                                    5,171               N/A



In addition, Western National Life Insurance Company, an affiliate of the Adviser, has undertaken to bear until May 1, 1998, all operating expenses of each Portfolio, excluding the compensation of the Adviser, that exceed .12% of each Portfolio's average daily net assets. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Trust.

The Adviser and the Life Company have entered into an Investment Advisory Services Agreement, dated August 23, 1995, the purpose of which is to ensure that the Adviser, which is minimally capitalized, has adequate facilities and financing for the carrying on of its business. Under the terms of this Agreement, the Life Company is obligated to provide the Adviser with adequate capitalization in order for the Adviser to meet any minimum capital requirements. The Life Company is further obligated to reimburse the Adviser or assume payment for any obligation incurred by the Adviser. The Life
Company is also obligated to provide the Adviser with facilities and personnel sufficient for the Adviser to perform its obligations under the Investment Advisory Agreement.

The Adviser retains State Street Bank and Trust Company, a Massachusetts trust company, to supervise various aspects of the Trust's administrative operations and to perform certain specific services including, but not limited to, the preparation and filing of Trust reports and tax returns, pursuant to a Subadministration Agreement for Reporting and Accounting Services between the Adviser, the Trust and State Street Bank and Trust Company.

EXPENSES  OF  THE  TRUST

The organizational expenses of the Trust were paid for by the Life Company. The Life Company also contributed the initial working capital to the Trust.

SUB-ADVISERS

In accordance with each Portfolio's investment objective and policies and under the supervision of Adviser and the Trust's Board of Trustees, each Portfolio's Sub-Adviser is responsible for the day-to-day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in separate Sub-Advisory Agreements among each Sub-Adviser, the Adviser and the Trust. The following organizations act as Sub-Advisers to the Portfolios:

        BEA ASSOCIATES ("BEA"), One Citicorp Center, 153 East 53rd Street, New York, New York 10022, is the Sub-Adviser for the BEA Growth and Income Portfolio of the Trust. BEA is a general partnership organized under the laws of the State of New York and, together with its predecessor firms, has been
engaged    in    the  investment  advisory  business  for  over  50  years.

BEA has been affiliated with Credit Suisse since 1990. BEA is a New York general partnership whose interests are indirectly owned by Credit Suisse Group. Credit Suisse Group is the largest global financial services group based in Switzerland.

BEA is a diversified asset manager, handling global equity, balanced, fixed-income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of December 31, 1996, BEA managed approximately $30 billion in assets.

BEA currently acts as investment adviser for 74 registered investment companies and 40 offshore funds.

The portfolio is managed by teams of BEA managers, each dedicated to managing a portion of the Portfolio's assets. The BEA Domestic Equity Management Team manages the equity portion of the Portfolio. The BEA Fixed Income Management Team manages the fixed-income portion of the Portfolio.

      BLACKROCK FINANCIAL MANAGEMENT ("BLACKROCK"), 345 Park Avenue, New York, New York, 10154, is the Sub-Adviser for the BlackRock Managed Bond Portfolio of the Trust. BlackRock is an independent adviser that specializes in managing investment grade, fixed income portfolios. BlackRock currently manages more than $47 billion of government, mortgage-backed, corporate, asset-backed, municipal, and non-U.S. dollar denominated securities.

BlackRock was founded in 1988 on the belief that experienced professionals using a disciplined process and advanced analytical tools will consistently add value to client portfolios. The firm has extensive experience creating, analyzing and managing investment grade, fixed income portfolios. BlackRock has more  than  175  professionals,  including  16  portfolio  managers  and  59 quantitative,
credit and computer analysts. BlackRock provides fixed-income investment management services to public and private pension plans, insurance companies, mutual funds and international investors. Since 1994, BlackRock has been an indirect subsidiary of PNC Bank, the nation's tenth largest banking organization.

The day-to-day portfolio management of the Portfolio is the responsibility of Keith Anderson and Bob Michele.

Keith  Anderson  is  a  Managing  Director  at  BlackRock,  and co-head of the
Portfolio
Management Group. Mr. Anderson is a member of both the firm's Management Committee and its Investment Strategy Committee. Mr. Anderson has primary responsibility for managing client portfolios, and for acting as a specialist in the government and mortgage sectors. His areas of expertise include Treasuries, agencies, futures, options, swaps and a wide range of traditional and non-traditional mortgage securities.

Prior to founding BlackRock in 1988, Mr. Anderson was a Vice President in Fixed-Income Research at The First Boston Corporation. Mr. Anderson joined First Boston in 1987 as a mortgage securities and derivative products strategist working with institutional money managers. From 1983 to 1987, Mr. Anderson was a Vice President and portfolio manager at Criterion Investment Management Company (now Nicholas-Applegate Capital Management) where he had primary responsibility for a $2.8 billion fixed income portfolio and was an
integral    part    of  the  firm's  portfolio  management  team.

Mr. Anderson has authored numerous articles on fixed-income strategies, including two articles in THE HANDBOOK OF FIXED INCOME OPTIONS: "Scenario Analysis and the Use of Options in Total Return Portfolio Management" and "Measuring, Interpreting, and Applying Volatility within the Fixed Income Market." Mr. Anderson earned a BS degree in economics and finance from Nichols College in 1981 and an MBA degree in business administration from Rice University in 1983.

Robert Michele, CFA, is a Managing Director and Portfolio Manager at BlackRock. Mr. Michele is a member of both the firm's Investment Strategy Group and its Credit Committee. Mr. Michele has primary responsibility for managing client portfolios with special emphasis on total return accounts. He is also responsible for overseeing the firm's corporate bond investments. His areas of expertise include corporates, asset- and mortgage-backed securities (ABS/MBS).

Prior to joining BlackRock in 1995, Mr. Michele was a Director and Head of U.S. Fixed Income investments with CS First Boston Investment Management Corporation. While with the firm, Mr. Michele's respnsibilities included setting U.S. fixed income investment policy and coordinating the firm's multi-sector fixed income product. Mr. Michele focused on managing total return oriented portfolios for foreign central banks and government entities, domestic pension, corporate, and mutual fund accounts. From 1985 to 1993, he served as Deputy Manager and Senior Portfolio Manager at Brown Brothers Harriman & Co., responsible for managing total return oriented fixed income portfolios for predominately non-U.S. institutional clients. Mr. Michele began his investment career with Bankers Trust Company in 1981 where he was an investment associate working on balanced, equity and fixed income portfolios.

Mr. Michele earned a BA degree in classical studies from the University of Pennsylvania in 1981 and received his Chartered Financial Analyst (CFA) designation in 1987.

     CREDIT SUISSE ASSET MANAGEMENT, LTD. ("CSAM"), One Cabot Square, London, England, is the Sub-Adviser for the Credit Suisse International Equity Portfolio of the Trust. CSAM is an indirect wholly-owned subsidiary of Credit Suisse Group, the largest global financial services group based in Switzerland.

The firm, which prior to June 1995, was owned by an affiliate of Credit Suisse and was doing business under the name CS First Boston Investment Management Limited, has been offering diverse global fixed-income and equity investment strategies for institutional clients in over 35 countries worldwide since 1983. Clients include central banks and other government entities, insurance companies, pension funds, multinational corporations, commercial banks and other institutions. Individual portfolio holdings are denominated in more than
15 currencies. The team of 51 investment professionals is dedicated to adding value to the investment process by creating and implementing portfolio strategies tailored to each client's needs.

At December 31, 1996, Credit Suisse Investment Management Group provided investment advice for approximately $30 billion of assets.

The day-to-day management of the Portfolio is the responsibility of Glenn Wellman, who joined the firm in 1993 as a Managing Director and Head of Global Equity Portfolio Management. Mr. Wellman has been investing in international markets since 1970. He has managed Europe Australia Far East (EAFE) benchmark mutual funds as well as private accounts for Fortune 100 clients since 1982. A worldwide equity team of 24 professionals supports Mr. Wellman. Prior to joining CSAM, Mr. Wellman spent 14 years with Alliance Capital Limited, most recently as Chief Investment Officer with responsibility for developing Alliance's global equity management service. He has been an Associate of the Institute of Investment Management and Research since 1974. Mr. Wellman earned a BSc (Hons) in Chemistry from the University of London and an MBA from Manchester Business School.

     OPCAP ADVISORS ("ADVISORS"), One World Financial Center, 200 Liberty Street, New York, New York 10281, is the Sub-Adviser for the EliteValue Asset Allocation Portfolio of the Trust. OpCap Advisors is a majority-owned subsidiary of Oppenheimer Capital, a registered investment adviser, whose employees perform all investment advisory services provided to the Portfolio by the Sub-Adviser. Oppenheimer Financial Corp., a holding company, is a 1.0% general partner of OpCap Advisors and holds a one-third managing general partner interest in Oppenheimer Capital. Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole 1% general partner, owns the remaining two-thirds interest. Oppenheimer Capital has operated as an investment adviser since 1968, and had more than $49 billion under management as of March 31, 1997. The investments of the Portfolio are managed by Richard
J.  Glasebrook  II,  a  Managing  Director  of  Oppenheimer  Capital.

On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser with $110 billion in assets under management through various subsidiaries, signed an Agreement and Plan of Merger with Oppenheimer Group, Inc. and its subsidiary, Oppenheimer Financial Corp., pursuant to which PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc. will acquire the one-third managing general partner interest in Oppenheimer Capital, the 1.0% general partner interest in OpCap Advisors, and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain conditions being satisfied prior to closing, including consent from certain lenders, approvals from regulatory authorities, including a favorable tax ruling from the Internal Revenue Service and consent of certain clients.


     SALOMON BROTHERS ASSET MANAGEMENT INC ("SBAM"), 7 World Trade Center, New York, New York 10048, is the Sub-Adviser for the Salomon Brothers U.S. Government Securities Portfolio of the Trust. SBAM is an indirect, wholly-owned subsidiary of Salomon Inc incorporated in 1987, and an affiliate of Salomon Brothers Inc. Through its office in New York and affiliates in London, Frankfurt, Hong Kong and Tokyo, SBAM provides a full range of fixed-income and equity investment advisory services for its individual and institutional clients around the world, including central banks, pension funds, endowments, insurance companies, and various investment companies (including portfolios thereof). As of December 31, 1996, SBAM had investment advisory responsibility for approximately $20 billion of assets. SBAM has access to Salomon Brothers Inc's more than 400 economists, mortgage, bond, sovereign and equity analysts.

Mr.  Guterman   is  primarily responsible for the day-to-day management of the
Portfolio. Mr. Guterman is assisted in the management of the Portfolio by Roger Lavan.

Mr. Guterman, who joined SBAM in 1990, is a Senior Portfolio Manager, and is responsible for the day-to-day management of SBAM managed portfolios which invest primarily in mortgage-backed and U.S. Government securities. Mr. Guterman joined Salomon Brothers Inc in 1983. He initially worked in the mortgage research group where he became a Research Director and later traded derivative mortgage-backed securities for Salomon Brothers Inc.

Mr. Lavan, who joined SBAM in 1990, is a Portfolio Manager, and is responsible for investment company and institutional portfolios which invest in mortgage-backed and U.S. Government securities. Prior to joining SBAM, Mr. Lavan spent four years analyzing portfolios for Salomon Brothers Inc's Fixed Income Sales Group and Product Support Divisions. Mr. Lavan is a Chartered Financial Analyst, a member of the New York Society of Security Analysts, and received his MBA from Fordham University in 1990.

      STATE STREET GLOBAL ADVISORS, Two International Place, Boston, MA 02110, the investment management division of State Street Bank and Trust Company, is the Sub-Adviser for the Global Advisors Growth Equity and Global Advisors Money Market Portfolios of the Trust. State Street Bank and Trust Company, one of the largest providers of securities processing and recordkeeping services for U.S. mutual funds and pension funds, is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street Global Advisors, with over $300 billion (U.S.) under management as of December 31, 1996, provides complete global investment management services from offices in the United States, London, Sydney, Hong Kong, Tokyo, Toronto, Luxembourg, Melbourne, Montreal and Paris.

Investment decisions regarding the Global Advisors Growth Equity Portfolio are made by committee, and no one person is primarily responsible for making recommendations to that committee.

     VAN KAMPEN AMERICAN CAPITAL ASSET MANAGEMENT, INC. ("VAN KAMPEN AMERICAN CAPITAL"), One Parkview Plaza, Oakbrook Terrace, Illinois 60181, is the Sub-Adviser for the Van Kampen American Capital Emerging Growth Portfolio of the Trust. Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.

Van Kampen American Capital is a wholly-owned subsidiary of Van Kampen American Capital, Inc., which is a wholly-owned subsidiary of MSAM Holding II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc.

Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading, merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form a new company to be named Morgan Stanley, Dean Witter, Discover & Co. Subsequent to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan
Stanley,  Dean  Witter,  Discover  &  Co.

Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management of more than $100 billion in customer accounts.

Gary M. Lewis is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Lewis has been Senior Vice President of Van Kampen American Capital Asset Management, Inc. since October 31, 1995. He was previously Vice President-Portfolio Manager of Van Kampen American Capital Asset management, Inc. Since June 1995, Mr. Lewis has been a Senior Vice President of Van Kampen American Capital Investment Advisory Corp.

SUB-ADVISORY  FEES

Under the terms of the Sub-Advisory Agreements, the Adviser shall pay to the Sub-Advisers, as full compensation for services rendered under the respective Agreements with respect to the various Portfolios, monthly fees at the following annual rates shown in the table below based on the average daily net assets of each Portfolio.



         SUB-ADVISORY  FEE
PORTFOLIO          %  OF  AVERAGE  NET  ASSETS
---------          ---------------------------


BEA  Growth  and  Income          .50%
BlackRock  Managed  Bond          .30%
Credit  Suisse  International  Equity          .65%
EliteValue  Asset  Allocation          .40%
Global  Advisors  Growth  Equity          .36%
Global  Advisors  Money  Market          .20%
Salomon  Brothers  U.S.  Government  Securities          .225%
Van  Kampen  American  Capital  Emerging  Growth          .50%


     SALES  AND  REDEMPTIONS

The separate account of the Life Company places orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order, except that, in the case of the Global Advisors Money Market Portfolio, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Trust. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value," below, and "Determination of Net Asset Value" in the Trust's Statement of Additional Information. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life
Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at anytime and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists, which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at anytime when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET  ASSET  VALUE

Each Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of 4:00 p.m. New York time on each day the New York Stock Exchange is open.

The Global Advisors Money Market Portfolio's securities are valued at their amortized cost, which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. For a more complete description of amortized cost valuation, see "Determination of Net Asset Value" in the SAI.

Because foreign securities are quoted in foreign currencies, which will be translated into U.S. dollars at the New York cable transfer rates or at such other rates as the Trustees may determine in computing net asset value, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of shares of a Portfolio investing in foreign securities even though there has not been any change in the local currency values of such securities.

                           PERFORMANCE  INFORMATION

Global Advisors Money Market Portfolio: From time to time, the Global Advisors Money Market Portfolio's annualized "yield" and "effective yield" may be presented in advertisements and sales literature. These yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Global Advisors Money Market Portfolio refers to the income generated by an investment in the shares of that Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the shares of the Global Advisors Money Market Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For more information regarding the computation of "yield" and "effective yield," see "Performance Information" in the SAI.

Other Portfolios: Performance information for each of the other Portfolios may also be presented from time to time in advertisements and sales literature. The Portfolios may advertise several types of performance information. These are the "yield," "average annual total return" and "aggregate total return." Each of these figures is based upon historical results and is not necessarily representative of the future performance of any Portfolio.

The yield of a Portfolio's shares is determined by annualizing net investment income earned per share for a stated period (normally one month or 30 days) and dividing the result by the net asset value per share at the end of the valuation period. The average annual total return and aggregate total return figures measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in, the Portfolio's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Portfolio's shares during a specified period. Average annual total return will be quoted for at least the one-, five- and ten-year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. For more information regarding the computation of yield, average annual total return and aggregate total return, see "Performance Information" in the SAI.

Any Portfolio performance information presented will also include performance information for the insurance company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indexes. Advertisements may also contain the performance rankings assigned certain Portfolios or their advisers by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non U.S. Equity Fund Returns, Frank Russell International Universe, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index.

                   TAX  STATUS,  DIVIDENDS,  AND  DISTRIBUTIONS

Each Portfolio of the Trust intends to qualify and elects to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate account of the Life Company which holds its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

The Global Advisors Money Market Portfolio will declare a dividend of its net ordinary income daily and distribute such dividend monthly. The Global
Advisors Money Market Portfolio does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities. Distributions will be made shortly after the first business day of each month following declaration of the dividend. Each of the other Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                            ADDITIONAL  INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated December 12, 1994, as amended April 19, 1995 (the "Declaration of Trust"). Under Massachusetts law,
shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights. The Trust's
custodian,       sub-administrator and      transfer and dividend-paying agent
is    State  Street  Bank  and  Trust  Company.

To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Trust, the Adviser and the Sub-Advisers have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.


                                   APPENDIX
                     SECURITIES  AND  INVESTMENT  PRACTICES

In attempting to achieve its investment objective or policies each Portfolio employs a variety of instruments, strategies and techniques, which are described in greater detail below. Risks and restrictions associated with these practices are also described. Policies and limitations are considered at the time a security or instrument is purchased or a practice initiated. Generally, securities need not be sold if subsequent changes in market value result in applicable limitations not being met.

A Portfolio might not buy all of these securities or use all of these techniques to the full extent permitted unless the Sub-Adviser, subject to oversight by Adviser, believes that doing so will help the Portfolio achieve its goal. As a shareholder, you will receive Portfolio reports every six months detailing the Trust's holdings and describing recent investment practices.

   Except where noted otherwise, the investment guidelines set forth below may be changed at anytime without shareholder consent by vote of the Board of Trustees of the Trust. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Portfolio's outstanding shares is contained in the SAI.

AMERICAN  DEPOSITORY  RECEIPTS  AND  EUROPEAN  DEPOSITORY  RECEIPTS

Certain Portfolios may invest in securities of foreign issuers directly or in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing beneficial ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

ASSET-BACKED  SECURITIES

Certain Portfolios may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments may include motor vehicle installment purchase obligations, such as company receivables, truck and auto loans, leases, credit card receivables and home equity loans. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BANK  OBLIGATIONS

All of the Portfolios may invest in Bank Obligations, which include certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions which are determined by the Sub-Advisers to present minimal credit risks. Certain Portfolios may invest in foreign currency-denominated Bank Obligations, including Eurocurrency instruments and securities of U.S. and foreign banks and thrifts.

BORROWING

Each of the Portfolios may borrow money (including reverse repurchase agreements, if permitted by the Portfolio's investment objectives and policies)
up to 33 1/3% of its assets) for temporary or emergency purposes. In addition, the Global Advisors Money Market Portfolio may borrow to facilitate redemptions.
A portfolio may borrow for leveraging or investment with respect to reverse repurchase agreements and dollar roll transactions (including covered rolls) to the extent such investments are permitted under the Portfolio's investment objectives and policies. If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

Borrowing, including reverse repurchase agreements and, in certain circumstances, dollar rolls, creates leverage which increases a Portfolio's investment risk. If the income and gains on the securities purchased with the proceeds of borrowings exceed the cost of the arrangements, the Portfolio's earnings or net asset value will increase faster than would be the case otherwise. Conversely, if the income and gains fail to exceed the costs, earnings or net asset value will decline faster than would otherwise be the case.

   As a matter of operating policy, no Portfolio will borrow more than 10% of its total net asset value when borrowing for general purposes and none will borrow an amount equal to more than 25% of its total net asset value when borrowing as a temporary measure or to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets less outstanding liabilities at the time that the new or additional borrowing is undertaken. Also for these purposes, securities purchased on a when-issued or delayed delivery basis and short sales of securities are considered borrowing. Reverse repurchase agreements and dollar rolls are not considered borrowings for purposes of this operating policy. A Portfolio will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets. This 5% limitation is a fundamental investment restriction of the Trust which may not be changed without shareholder approval.

COMMON  STOCK  AND  OTHER  EQUITY  SECURITIES

Common Stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

Certain Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of Common Stock. In selecting equity investments for a Portfolio, each Portfolio's Sub-Adviser will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Portfolio invests will cause the net asset value of a Portfolio to fluctuate.

CONVERTIBLE  SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities.

Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

CURRENCY  MANAGEMENT

A Portfolio's flexibility to participate in higher-yielding debt markets outside of the United States may allow the Portfolio to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates vs. the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar vs. the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. Each Portfolio's Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

DOLLAR  ROLL  TRANSACTIONS

Certain Portfolios seeking a high level of current income may enter into dollar rolls and "covered rolls" in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in such transactions may be used to purchase long-term securities which will be held during the roll period. During the roll period, the Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.

A Portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government Securities or other liquid high-grade debt obligations equal in value at all times to its obligations in respect of dollar rolls, and, accordingly, the Portfolio will not treat such obligations as senior securities for purposes of the 1940 Act. "Covered rolls" are not subject to these segregation requirements. Dollar rolls and covered rolls may be considered borrowings and are, therefore, subject to the borrowing
limitations    applicable    to  the  Portfolios,  except  that  dollar  rolls
(including
covered rolls) shall not be considered to be "borrowed funds" for purposes of the 5% limitation described under "Borrowing" above. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

Portfolios authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, InterAmerican Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

EXCHANGE  RATE-RELATED  SECURITIES

Certain Portfolios may invest in securities which are indexed to certain specific foreign currency exchange rates. The terms of such security would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. Government Securities or other liquid, high-quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.


Investment in Exchange Rate-Related Securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

FIXED-INCOME  SECURITIES

Fixed income securities consist of bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of fixed-income obligations held by the Portfolios and, consequently, the net asset value per share of the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yields of the fixed-income Portfolios will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the fixed-income Portfolios' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fixed-income Portfolios from the continuous sales of their shares will likely be invested in instruments producing lower yields than the balance of their assets, thereby reducing current yields. In periods of rising interest rates, the opposite can be expected to occur. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes. In addition, obligations purchased by certain of the fixed-income Portfolios that are rated in the lower of the top four ratings (Baa by Moody's or BBB by S&P, Duff or Fitch) are considered to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities. (See "Lower-Rated Securities" in this Appendix.)


FOREIGN  CURRENCY  EXCHANGE  TRANSACTIONS

Certain Portfolios may engage in foreign currency exchange transactions. Portfolios that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Portfolio can either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without a commission. The Portfolio maintains with its Custodian, in a segregated account, high-grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Portfolio may enter into foreign currency exchange transactions for hedging purposes as well as for non-hedging purposes. Transactions are entered into for hedging purposes in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Sub-Adviser believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Portfolio's securities denominated in the less attractive currency. The Portfolio may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Portfolio's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

A Portfolio may enter into foreign currency exchange transactions for other than hedging purposes which presents greater profit potential but also involves increased risk. For example, if the Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Portfolio may purchase or sell such currency, respectively, through a forward foreign currency exchange contract. If the expected changes in the value of the currency occur, the Portfolio will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and specified price.
Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. Because there is a risk of loss to the Portfolio if the other party does not complete the transaction, the Portfolio's Sub-Adviser will enter into foreign currency exchange contracts  only  with  parties  approved  by  the  Trust's  Board of Trustees.

A Portfolio may maintain "short" positions in forward currency exchange transactions in which the Portfolio agrees to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese yen that it does not own for a certain amount of U.S. dollars -- at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Portfolio has contracted to receive in the exchange.

While such actions are intended to protect the Portfolio from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated. Use of this technique may also be limited by management's need to protect the status of the Portfolio as a regulated investment company under the Internal Revenue Code of 1986, as amended. The projection of currency market movements is extremely difficult, and the successful execution of currency strategies is highly uncertain.

FOREIGN  INVESTMENTS

Certain  Portfolios  may  invest  in  securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, devaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and the prices more volatile than those of securities of comparable domestic companies. With respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolios hold various foreign currencies from time to time, the value of the net assets of the Portfolios as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolios are authorized to enter into certain foreign currency exchange transactions. Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. Extensive research of the economic, political and social factors that influence global markets is conducted by the Sub-Advisers. Particular attention is given to country-specific analysis, reviewing the strengths or weaknesses of a country's overall economy, the government policies influencing business conditions and the outlook for the country's currency. Certain Portfolios are authorized to engage in foreign currency options, futures, options on futures and forward currency contract transactions for hedging and/or other permissible purposes.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the NYSE. Accordingly, the Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Certain Portfolios may invest a portion of their assets in developing markets. The risks of investing in foreign markets are generally intensified for investments in developing markets. Additional risks of investing in such markets include: (i) less social, political, and economic stability; (ii) the smaller size of the securities markets in such countries and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; and (iv) less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

FUTURES  AND  OPTIONS  ON  FUTURES

When deemed appropriate by its Sub-Adviser, certain Portfolios may enter into financial or currency futures and related options that are traded on a U.S. exchange or board of trade or, to the extent permitted under applicable law, on exchanges located outside the United States, for hedging purposes or for non-hedging purposes to the extent permitted by applicable law. A Portfolio may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired futures options entered into for purposes other than "bona fide hedging" positioning as defined in regulations adopted by the Commodities Futures Trading Commission exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

A financial or currency futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument or currency (e.g.,debt security or currency) at a specified price, date, time and place. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on a futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at anytime prior to the expiration date of the option.

The purpose of entering into a futures contract by a Portfolio is to either enhance return or to protect the Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates, currency or market conditions without necessarily buying or selling the securities. The use of futures contracts and options on futures contracts involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index, on the one hand, and price movements in the securities which are the subject of the futures contract or option on futures contract, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Portfolio has hedged against the possibility of an increase in interest rates or bond prices adversely affecting the value of securities held in its portfolio, and rates or prices decrease instead, a Portfolio will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates or bond prices, as the case may be. In addition, the Portfolio would pay commissions and other costs in connection with such investments, which may increase the Portfolio's expenses and reduce its return. While utilization of options, futures contracts and similar instruments may be advantageous to the Portfolio, if the Portfolio's Sub-Adviser is not successful in employing such instruments in managing the Portfolio's investments, the Portfolio's performance will be worse than if the Portfolio did not make such investments.

Losses incurred in futures contracts and options on futures contracts and the costs of these transactions will adversely affect a Portfolio's performance.

GEOGRAPHICAL  AND  INDUSTRY  CONCENTRATION

Where a Portfolio invests at least 25% of its assets in Bank Obligations, the Portfolio's investments may be subject to greater risk than a Portfolio that does not concentrate in the banking industry. In particular, Bank Obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risks of investing in foreign securities generally and are not subject to reserve requirements and other regulations comparable to those of U.S. Banks.

GOVERNMENT  STRIPPED  MORTGAGE-BACKED  SECURITIES

   Certain  Portfolios  may  invest  in  Government  Stripped  Mortgage-Backed
Securities issued or guaranteed by GNMA, FNMA and FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans. The Portfolios will invest in interest-only Government Stripped Mortgage-Backed Securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the appropriate Sub-Adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Portfolios. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. See "Mortgage-Backed Securities" below. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in the Portfolio not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Portfolio will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so. The Portfolios will acquire Government Stripped Mortgage-Backed Securities only if a liquid secondary market for the securities exists at the time of acquisition.

INTEREST  RATE  TRANSACTIONS

Certain Portfolios may engage in certain Interest Rate Transactions, such as swaps, caps, floors and collars. Interest rate swaps involve the exchange with another party of commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but gives up the benefits of an interest rate decline below the minimum amount. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with the Trust's custodian. If there is a default by the other party to the transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transactions.

ILLIQUID  SECURITIES

Up to 15% (10% for Credit Suisse International Equity Portfolio and for Global Advisors Money Market Portfolio) of the net assets of a Portfolio may be invested in securities that are not readily marketable, including, where applicable: (1) Repurchase Agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days;
(3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon (except for the Global Advisors Money Market Portfolio); (4) certain over-the-counter options, as described below and in the SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under Federal securities laws (excluding Rule 144A Securities, described below). The Portfolios will not include for purposes of the restrictions on illiquid investments, securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended, so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. Under Rule 144A, securities which would otherwise be restricted may be sold by persons other than issuers or dealers to qualified institutional buyers.

INVESTMENT  COMPANIES

When a Portfolio's Sub-Adviser believes that it would be beneficial for the Portfolio and appropriate under the circumstances, the Sub-Adviser may invest up to 10% of the Portfolio's assets in securities of mutual funds. As a shareholder in any such mutual fund, the Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Portfolio's advisory and administration fees with respect to the assets so invested.

LEASE  OBLIGATION  BONDS

Lease Obligation Bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on Illiquid Securities.

LENDING  OF  SECURITIES

All of the Portfolios have the ability to lend portfolio securities to brokers and other financial organizations. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. These loans, if and when made, may not exceed 20% (except 10% with respect to the EliteValue Asset Allocation Portfolio, 15% with respect to the Credit Suisse International Equity Portfolio and 33 1/3% with respect to the Global Advisors Money Market Portfolio) of a Portfolio's total assets taken at value. Loans of portfolio securities by a Portfolio will be collateralized by cash, letters of credit or U.S. Government Securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. Each Portfolio's Sub-Adviser will monitor on an ongoing basis the creditworthiness of the institutions to which the Portfolio lends securities.

LOWER-RATED  SECURITIES

Certain Portfolios may invest in debt securities rated lower than BBB by S&P or Baa by Moody's, or of equivalent quality as determined by the Sub-Adviser. Securities rated BB, Ba or lower are commonly referred to as "junk bonds."

Securities rated below investment-grade as well as unrated securities are often considered to be speculative and usually entail greater risk (including the possibility of default or bankruptcy of the issuers). Such securities generally involve greater price volatility and risk of principal and income, and may be less liquid than securities in higher-rated categories. Both price volatility and illiquidity may make it difficult for the Portfolio to value certain of these securities at certain times and these securities may be difficult to sell under certain market conditions. Prices for securities rated below investment-grade may be affected by legislative and regulatory developments. (See SAI for additional information pertaining to lower-rated securities including risks.)

MORTGAGE-BACKED  SECURITIES

Certain Portfolios may invest in Mortgage-Backed Securities, which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of Mortgage-Backed Securities are GNMA, FHMA and FHLMC. Mortgage-Backed Securities generally provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on Mortgage-Backed Securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the U.S. Government. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

If Mortgage-Backed Securities are purchased at a premium, faster than expected prepayments will reduce yield to maturity, while slower than expected prepayments will increase yield to maturity. Conversely, if Mortgage-Backed Securities are purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. Because of the reinvestment of prepayments of principal at current rates, Mortgage-Backed Securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. When interest rates rise, the value and liquidity of Mortgage-Backed Securities may decline sharply and generally will decline more than would be the case with other fixed-income securities; however, when interest rates decline, the value of Mortgage-Backed Securities may not increase as much as other fixed-income securities due to the prepayment feature. Certain market conditions may result in greater than expected volatility in the prices of Mortgage-Backed Securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of Mortgage-Backed Securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

To the extent that a Portfolio invests in adjustable rate Mortgage-Backed Securities, the Portfolio will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the Mortgage-Backed Securities in a Portfolio would likely decrease. Also, a Portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgages is based lags behind changes in market rates. During periods of declining interest rates, income to a Portfolio derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

COLLATERALIZED  MORTGAGE  OBLIGATIONS  AND  MULTICLASS PASS-THROUGH SECURITIES

A Portfolio may invest in collateralized mortgage obligations. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and of interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs acquired by the Salomon Brothers U.S. Government Securities Portfolio will be limited to those issued or guaranteed by agencies or instrumentalities of the U.S. Government and, if available in the future, the U.S. Government.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. The Salomon Brothers U.S. Government Securities Portfolio has no present intention to invest in CMO residuals. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

A Portfolio may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range, or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of Mortgage-Backed Securities.

NEW  ISSUERS

A Portfolio may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years.

OPTIONS  ON  SECURITIES

      OPTION PURCHASE. Certain Portfolios may purchase put and call options on portfolio securities in which they may invest that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Portfolio may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time and may also utilize up to 10% of its assets to purchase call options on securities in which it is authorized to invest. By buying a put, the Portfolios limit their risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Portfolio in order to acquire the underlying securities for the Portfolio at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Portfolios may also purchase call options to increase their return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expiration, put and call options may be sold in closing sale transactions (sales by the Portfolio, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option, plus the related transaction costs.

     COVERED OPTION WRITING. Certain Portfolios may write put and call options on securities for hedging purposes. The Portfolios realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at anytime during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at anytime during the option period.

Upon the exercise of a put option written by a Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Portfolio, the Portfolio may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Portfolio's acquisition cost of the security, less the premium received for writing the option.

The Portfolios will comply with regulatory requirements of the SEC and the Commodities Futures Trading Commission with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash and/or appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets. As a result, there is a possibility that the segregation of a large percentage of a Portfolio's assets may force the Portfolio to close out futures and options positions and/or liquidate other portfolio securities, any of which may occur at disadvantageous prices, in order for the Portfolio to meet redemption requests or other current obligations.

The principal reason for writing covered call and put options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the rights to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of the covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Portfolios may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option writing activities.

The Portfolios may engage in closing purchase transactions to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Portfolios would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of the Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that the Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. The ability of the Portfolio to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Portfolio will generally purchase or write options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. To facilitate closing purchase transactions, however, the Portfolio will ordinarily write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market.

Option writing for the Portfolios may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, the Portfolios may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position's being offset by a loss on the hedge position. The Portfolios bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. A Portfolio will engage in hedging transactions only when deemed advisable by its Sub-Adviser. Successful use by a Portfolio of options will depend on its Sub-Adviser's ability to correctly predict movements in the direction of the stock underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will adversely affect the Portfolio's performance.

OPTIONS  ON  FOREIGN  CURRENCIES

A Portfolio may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Generally, transactions relating to Options on Foreign Currencies occur in the over-the-counter market. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. There is no specific percentage limitation on the Portfolio's investments in Options on Foreign Currencies. See the SAI for further discussion of the use, risks and costs of Options on Foreign Currencies and Over the Counter Options.

OPTIONS  ON  INDEXES

A Portfolio may, subject to applicable securities regulations, purchase and write put and call options on stock and fixed- income indexes listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. An example of a domestic stock index is the Standard and Poor's 500 Stock Index. Examples of foreign stock indexes are the Canadian Market Portfolio Index (Montreal Stock Exchange), The Financial Times -- Stock Exchange 100 (London Stock Exchange) and the Toronto Stock Exchange Composite 300 (Toronto Stock Exchange). Examples of fixed-income indexes include the Lehman Government/Corporate Bond Index and the Lehman Treasury Bond Index. Options on Indexes are generally similar to options on securities except that the delivery requirements are different. Instead of giving the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make a delivery of this amount. The writer may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

The effectiveness of purchasing or writing options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of a Portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use of Options on Indexes by a Portfolio will be subject to its Sub-Adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although a Portfolio generally will only purchase or write such an option if the Sub-Adviser believes the option can be closed out. Because options on securities indexes require settlement in cash, a Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. A Portfolio will engage in stock index options transactions only when determined by its Sub-Adviser to be consistent with its efforts to control risk. There can be no assurance that such judgement will be accurate or that the use of these portfolio strategies will be successful.

OVER  THE  COUNTER  OPTIONS

Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio will be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed the maximum percentage of a Portfolio's assets allowed to be invested in illiquid securities (the "illiquidity ceiling"). (See "Illiquid Securities" in this Appendix.) Except as provided below, the Portfolios intend to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which such Portfolios have in place with such primary dealers will provide that each Portfolio has the absolute right to repurchase any option it writes at anytime at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in the money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Portfolio will treat all or a part of the formula price as illiquid for purposes of the illiquidity ceiling. Certain Portfolios may also write over-the-counter options with nonprimary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such illiquidity ceiling.

OTC Options entail risks in addition to the risks of exchange traded options. Exchange traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if the Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange traded options.

REPURCHASE  AGREEMENTS

Repurchase Agreements are agreements to purchase underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. The collateral for such Repurchase Agreements will be held by the Portfolio's custodian or a duly appointed sub-custodian. The Portfolio will enter into Repurchase Agreements only with banks and broker-dealers that have been determined to be creditworthy by the Trust's Board of Trustees under criteria established in consultation with the Adviser and the Sub-Adviser. The seller under a Repurchase Agreement would be required to maintain the value of the obligations subject to the Repurchase Agreement at not less than the repurchase price. Default by the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Portfolio may be delayed or limited in its ability to sell the collateral.

REVERSE  REPURCHASE  AGREEMENTS

Reverse  Repurchase  Agreements  are  the same as repurchase agreements except that, in this instance, the Portfolios would assume the role of seller/borrower in the transaction. The Portfolios will maintain segregated accounts with the Custodian consisting of U.S. Government Securities, cash or money market instruments that at all times are in an amount equal to their obligations under Reverse Repurchase Agreements. Reverse Repurchase Agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities sold may decline below the repurchase price of the securities sold. Each Portfolio's Sub-Adviser, acting under the supervision of the Board of Trustees, reviews on an ongoing basis the creditworthiness of the parties with which it enters into Reverse Repurchase Agreements. Under the 1940 Act, Reverse Repurchase Agreements may be considered borrowings by the seller. Whenever borrowings by a Portfolio, including Reverse Repurchase Agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities.


SMALL  COMPANIES

Certain Portfolios may invest in small companies, some of which may be unseasoned. While smaller companies generally have potential for rapid growth, investments in such companies often involve higher risks because the companies may lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. Moreover, the markets for the shares of such companies typically are less liquid than those for the shares of larger companies.

STRATEGIC  TRANSACTIONS

Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in the Prospectus and SAI of the Trust, each of the Portfolios may, but is not required to, utilize various investment strategies as described in this Appendix to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolio, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indexes and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various Interest Rate Transactions such as swaps, caps, floors or collars; and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Portfolio's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodities Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables, including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

U.S.  GOVERNMENT  SECURITIES

U.S. Government Securities include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations directly issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA certificates). Others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC certificates). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Portfolio's shares.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

In order to secure yields or prices deemed advantageous at the time, certain Portfolios may purchase or sell securities on a when-issued or a delayed-delivery basis. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, although a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it is deemed appropriate to do so. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolios prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Portfolios will establish a segregated account with the Custodian consisting of cash, U.S. Government securities or other high-grade debt obligations in an amount equal to the amount of its when-issued and delayed-delivery commitments.

                               WNL  SERIES  TRUST
                                  FORM  N-1A
                                    PART  B
                     STATEMENT  OF  ADDITIONAL  INFORMATION
                                 May  1,  1997


This Statement of Additional Information (this "Statement") contains information which may be of interest to investors but which is not included in the Prospectus of WNL Series Trust (the "Trust"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Trust dated May 1, 1997. This Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus by calling Western National Life Insurance Company ("Life Company") at (800) 910-4455.

                              TABLE  OF  CONTENTS

                                                                        PAGE

DEFINITIONS

INVESTMENT  OBJECTIVES  AND  POLICIES  OF  THE  TRUST
  Options
  Futures  Contracts
  Special Risks of Transactions in Futures Contracts and Related Options Forward Commitments
  Repurchase  Agreements
  Reverse  Repurchase  Agreements
  When-Issued  Securities
  Loans  of  Portfolio  Securities
  Foreign  Securities
  Foreign  Currency  Transactions
  Commercial  Mortgage-Backed  Securities
  Zero-Coupon  Securities
  Variable-  or  Floating-Rate  Securities
  Lower-Grade  Securities

INVESTMENT  RESTRICTIONS
  Fundamental  Investment  Restrictions
  Non-Fundamental  Investment  Restrictions

MANAGEMENT  OF  THE  TRUST
  Substantial  Shareholders
  Investment  Adviser
  Trust  Administration
  Sub-Advisers
  Brokerage  and  Research  Services
  Investment  decisions

DETERMINATION  OF  NET  ASSET  VALUE

TAXES

DIVIDENDS  AND  DISTRIBUTIONS

PERFORMANCE  INFORMATION

SHAREHOLDER  COMMUNICATIONS

TURNOVER

CUSTODIAN

LEGAL  COUNSEL

INDEPENDENT  AUDITORS

SHAREHOLDER  LIABILITY
DESCRIPTION  OF  NRSRO  RATINGS
  Description  of  Moody's  Corporate  Ratings
  Description  of  S&P's  Corporate  Ratings
  Description  of  Duff  Corporate  Ratings
  Description  of  Fitch  Corporate  Ratings
  Description  of  Thomson  Bankwatch,  Inc.  Corporate  Ratings
  Description  of  IBCA  Limited  and  IBCA  Inc.  Corporate  Ratings
  Description  of  S&P's  Commercial  Paper  Ratings
  Description  of  Moody's  Commercial  Paper  Ratings
  Description  of  Duff  Commercial  Paper  Ratings
  Description  of  Fitch  Commercial  Paper  Ratings
  Description  of  IBCA  Limited  and  IBCA  Inc.  Commercial  Paper  Ratings
  Description  of  Thomson  Bankwatch,  Inc.  Commercial  Paper  Ratings

FINANCIAL  STATEMENTS


                               WNL  SERIES  TRUST

                     STATEMENT  OF  ADDITIONAL  INFORMATION

                                 DEFINITIONS

THE  "TRUST"  --  WNL  Series  Trust.

"ADVISER" -- WNL Investment Advisory Services, Inc., the Trust's investment adviser.

               INVESTMENT  OBJECTIVES  AND  POLICIES  OF  THE  TRUST

The Trust currently offers shares of beneficial interest of eight series (the "Portfolios") with separate investment objectives and policies. The investment objectives and policies of each of the Portfolios of the Trust are described in the Prospectus. This Statement contains additional information concerning certain investment practices and investment restrictions of the Trust.

Except as described below under "Investment Restrictions," the investment objectives and policies described in the Prospectus and in this Statement are not fundamental, and the Trustees may change the investment objectives and policies of a Portfolio without an affirmative vote of shareholders of the Portfolio.

Except as otherwise noted below, the following descriptions of certain investment policies and techniques are applicable to all of the Portfolios.

OPTIONS

Each Portfolio other than the Global Advisors Money Market Portfolio may purchase put and call options on portfolio securities in which they may invest that are traded on a U.S. or foreign securities exchange or in the over-the-counter market.

     COVERED CALL OPTIONS. Each Portfolio other than the Global Advisors Money Market Portfolio may write covered call options on portfolio securities to realize a greater current return through the receipt of premiums than it would realize on portfolio securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of portfolio securities.

In return for the premium received when it writes a covered call option, the Portfolio gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Portfolio retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Portfolio realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Portfolio realizes a gain or loss equal to the difference between the Portfolio's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium. Portfolio may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Portfolio may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Trust.

      COVERED PUT OPTIONS. Each Portfolio other than the Global Advisors Money Market Portfolio may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Portfolio plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Portfolio also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Portfolio may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         PURCHASING PUT AND CALL OPTIONS. Each Portfolio other than the Global Advisors Money Market Portfolio may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Portfolio, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Portfolio must pay. These costs will reduce any profit the Portfolio might have realized had it sold the underlying security instead of buying the put option.

Each Portfolio other than the Global Advisors Money Market Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

        OPTIONS ON FOREIGN SECURITIES. The Trust may, on behalf of each of the Portfolios other than the Global Advisors Money Market Portfolio, purchase and sell options on foreign securities if in the opinion of the Sub-Adviser of the particular Portfolio the investment characteristics of such options, including the risks of investing in such options, are consistent with the Portfolio's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

          RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that a Portfolio's Sub-Adviser will not forecast interest rate or market movements correctly, that a Portfolio may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of a Portfolio's Sub-Adviser to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Portfolio may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when a Portfolio's Sub-Adviser believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Trust's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of a Sub-Adviser may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

FUTURES  CONTRACTS

The Trust may, on behalf of each Portfolio that may invest in debt securities, other than the Global Advisors Money Market Portfolio, buy and sell futures contracts on debt securities of the type in which the Portfolio may invest and on indexes of debt securities. In addition, the Trust may, on behalf of each Portfolio that may invest in equity securities, purchase and sell stock index futures for hedging and non-hedging purposes. The Trust may also, for hedging and non-hedging purposes, purchase and write options on futures contracts of the type which such Portfolios are authorized to buy and sell and may engage in related closing transactions. All futures and related options which are traded in the United States will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). Trading on foreign commodity exchanges is not regulated by the CFTC.

       FUTURES ON DEBT SECURITIES AND RELATED OPTIONS. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- the Trust will legally obligate itself on behalf of the Portfolios to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of persons acting at the direction of the Trustees as to the valuation of the Trust's assets reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees or such persons.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the Trust on behalf of a Portfolio will usually be liquidated in this manner, the Trust may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Trust's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Trust expects to purchase for the Portfolio particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by the Trust of futures contracts on debt securities is subject to the ability of a Portfolio's Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it, and the prices of such securities increase instead the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements, and thus the Portfolio may have to sell securities at a time when it may be disadvantageous to do so. Trust may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Trust will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Trust because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Trust when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

       INDEX FUTURES CONTRACTS AND OPTIONS. The Trust may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. Debt index futures in which the Trust presently expects to invest are not now available, although the Trust expects such futures contracts to become available in the future. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

The Trust does not presently expect to invest in debt index futures contracts. Stock index futures contracts are currently traded with respect to the S&P 100 Index on the Chicago Mercantile Exchange, and with respect to other broad stock market indexes, such as the New York Stock Exchange Composite Stock Index, which is traded on the New York Futures Exchange, and the Value Line Composite Stock Index, which is traded on the Kansas City Board of Trade, as well as with respect to narrower "sub-indexes" such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. To the extent permitted under applicable law, a Portfolio may trade futures contracts and options on futures contracts on exchanges created outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading in commodities that are not currently traded in the United States or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. A Portfolio may purchase or sell futures contracts with respect to any stock. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge a Portfolio's investments successfully using futures contracts and related options, the Trust must invest in futures contracts with respect to indexes or sub-indexes, the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Portfolio's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, each of the Portfolios which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

A Portfolio may purchase or sell options on stock indexes in order to close out its outstanding positions in options on stock indexes which it has purchased. A Portfolio may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Trust because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

      MARGIN PAYMENTS. When a Portfolio purchases or sells a futures contract, it is required to deposit with the Custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Trust upon termination of the contract, assuming the Trust satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the price of the underlying debt security rises above the delivery price, the Portfolio's position declines in value. The Portfolio then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Portfolio's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Portfolio terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL  RISKS  OF  TRANSACTIONS  IN  FUTURES  CONTRACTS  AND  RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Trust would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Trust generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event that no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Trust would have to exercise the options in order to realize any profit.

        HEDGING RISKS. There are several risks in connection with the use by a Portfolio of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Trust's securities which are the subject of the hedge. A Portfolio's Sub-Adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Trust's portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Portfolio for hedging purposes is also subject to a Portfolio's Sub-Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by a Portfolio's Sub-Adviser may still not result in a successful hedging transaction over a very short time period.

          FOREIGN TRANSACTION RISKS. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Portfolio hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not.

          OTHER RISKS. Portfolios will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.

FORWARD  COMMITMENTS

The Trust may, on behalf of each Portfolio, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account maintained by the Custodian with assets selected by the Custodian, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if a Portfolio's Sub-Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

REPURCHASE  AGREEMENTS

On behalf of each Portfolio, the Trust may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week)
subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by the Trust which are collateralized by the securities subject to repurchase. The Sub-Advisers will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Trust could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Trust may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Trust is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE  REPURCHASE  AGREEMENTS

The Trust may, on behalf of each of the Portfolios, enter into reverse repurchase agreements, which involve the sale by the Portfolio of securities held by it with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Portfolios will use the proceeds of the reverse repurchase agreements to purchase securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A Portfolio will use reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements into which the Portfolios will enter require that the market value of the underlying security and other collateral equal or exceed the repurchase price (including interest accrued on the security), and require the Portfolios to provide additional collateral if the market value of such security falls below the repurchase price at any time during the term of the reverse repurchase agreement. At all times that a reverse repurchase agreement is outstanding, the Portfolio will maintain cash, liquid high-grade debt obligations, or U.S. Government Securities, as the case may be, in a segregated account at its custodian with a value at least equal to its obligations under the agreement.

WHEN-ISSUED  SECURITIES

The Trust may, on behalf of each Portfolio, from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Portfolio and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income. While the Trust may sell its right to acquire when-issued securities prior to the settlement date, the Trust intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. Each Portfolio will establish a segregated account in which it will maintain cash and U.S. Government Securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

LOANS  OF  PORTFOLIO  SECURITIES

The Trust may lend the portfolio securities of any Portfolio, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Trust may at any time call the loan and regain the securities loaned; (3) the Trust will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed 20% (except 10% with respect to the EliteValue Asset Allocation Portfolio, 15% with respect to the Credit Suisse International Equity Portfolio and 33 1/3% with respect to the Global Advisors Money Market Portfolio and the Global Advisors Growth Equity Portfolio) of the total assets of the Portfolio taken at value. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Portfolio enters into a loan, a Portfolio's Sub-Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Trust retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Trust if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Trust will not lend portfolio securities to borrowers affiliated with the Trust.

FOREIGN  SECURITIES

Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may also be more difficult to obtain and enforce a judgment against a foreign issuer.

In addition, to the extent that any Portfolio's foreign investments are not U.S. dollar-denominated, the Portfolio may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

In determining whether to invest in securities of foreign issuers, the Sub-Adviser of a Portfolio will consider the likely impact of foreign taxes on the net yield available to the Portfolio and its shareholders. Income received by a Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Portfolio will reduce its net income available for distribution to shareholders.

FOREIGN  CURRENCY  TRANSACTIONS

The Trust may engage in currency exchange transactions, on behalf of its Portfolios which may invest in foreign securities, to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Trust may engage in both "transaction hedging" and "position hedging."

When it engages in transaction hedging, the Trust enters into foreign currency transactions with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. The Trust will engage in transaction hedging when it desires to "lock-in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Trust will attempt to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Trust may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Trust may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.
transaction hedging purposes the Trust may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Trust the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Trust the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Trust the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Trust the right to purchase a currency at the exercise price until the expiration of the option. The Trust will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's
Sub-Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

When it engages in position hedging, the Trust enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by a Portfolio are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which a Portfolio expects to purchase. In connection with position hedging, the Trust may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Trust may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of a Portfolio's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Trust to purchase additional foreign currency on behalf of a Portfolio on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Trust is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Portfolio if the market value of such security or securities exceeds the amount of foreign currency the Trust is obligated to deliver on behalf of the Portfolio.

To offset some of the costs to a Portfolio of hedging against fluctuations in currency exchange rates, the Trust may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time.

Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.
Portfolio may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

          CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Trust may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Trust intends to purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Trust would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Sub-Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a deal may offer to sell a foreign currency to the Trust at one rate, while offering a lesser rate of exchange should the Trust desire to resell that currency to the dealer.

        SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which certain Portfolios may enter are interest rate, currency and index swaps and other types of available swap agreements, such as caps, floors and collars. A Portfolio will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. A Portfolio will use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-Advisers and the Portfolios believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended, and, accordingly, will not treat them as being subject to its borrowing restrictions. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

With respect to swaps, the Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate with its custodian an amount of cash or liquid high-grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

COMMERCIAL  MORTGAGE-BACKED  SECURITIES

The BlackRock Managed Bond Portfolio may invest in Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination. This difference in prepayment exposure is significant due to extraordinarily high levels of refinancing of traditional residential mortgages experienced over the past year as mortgage rates have reached a 25-year low. Assets underlying Commercial Mortgage-Backed Securities may relate to only a few properties or to a single property.

Commercial Mortgage-Backed Securities have been issued in public and private transactions by a variety of public and private issuers. Non-governmental entities that have issued or sponsored Commercial Mortgage-Backed Securities offerings include owners of commercial properties, originators of and investors in mortgage loans, savings and loan associations, mortgage banks, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. The BlackRock Managed Bond Portfolio may from time to time purchase Commercial Mortgage-Backed Securities directly from issuers in negotiated transactions or from a holder of such Commercial Mortgage-Backed Securities in the secondary market.

Commercial Mortgage-Backed Securities generally are structured to protect the senior class investors against potential losses on the underlying mortgage loans. This is generally provided by the subordinated class investors, which may be included in the Portfolio, by taking the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes, including the subordinated classes in which the Portfolio intends to invest, may include issuer guarantees, reserve funds,
additional    subordinated    securities,    cross-collateralization,
over-collateralization  and the equity investors in the underlying properties.

By adjusting the priority of interest and principal payments on each class of a given Commercial Mortgage-Backed Security, issuers are able to issue senior investment-grade securities and lower-rated or non-rated subordinated securities tailored to meet the needs of sophisticated institutional investors. In general, subordinated classes of Commercial Mortgage-Backed
Securities are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such subordinated classes are subject to a substantially greater risk of nonpayment than are senior classes of Commercial Mortgage-Backed Securities. Even within a class of subordinate securities, most Commercial Mortgage-Backed Securities are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which nonrecoverable losses of principal are applied to the securities within a given structure. For instance, a first-loss subordinate security will absorb any principal losses before any higher-loss position subordinate security. This type of structure allows a number of classes of securities to be created with varying degrees of credit exposure, prepayment exposure and potential total return.

Subordinated classes of Commercial Mortgage-Backed Securities have more recently been structured to meet specific investor preferences and issuer constraints and have different priorities for cash flow and loss absorption. As previously discussed, from a credit perspective, they are structured to absorb any credit-related losses prior to the senior class. The principal cash flow characteristics of subordinated classes are designed to be among the most stable in the Mortgage-Backed Securities market, the probability of prepayment being much lower than with traditional Residential Mortgage-Backed Securities. This characteristic is primarily due to the structural feature that directs the application of principal payments first to the senior classes until they are retired before the subordinated classes receive any prepayments. While this serves to enhance the credit protection of the senior classes, it produces subordinated classes with more stable average lives. Subject to the applicable provisions of the 1940 Act, there are no limitations on the classes of Commercial Mortgage-Backed Securities in which the Portfolio may invest.
Accordingly, in certain circumstances, the Portfolio may recover proportionally less of its investment in a Commercial Mortgage-Backed Security than the holders of more senior classes of the same Commercial Mortgage-Backed Security.

The rating assigned to a given issue and class of Commercial Mortgage-Backed Securities is a product of many factors, including, the structure of the security, the level of subordination, the quality and adequacy of the collateral, and the past performance of the originators and servicing companies. The rating of any Commercial Mortgage-Backed Security is determined to a substantial degree by the debt service coverage ratio (i.e., the ratio of current net operating income from the commercial properties, in the aggregate, to the current debt service obligations on the properties) and the LTV ratio of the pooled properties. The amount of the securities issued in any one rating category is determined by the rating agencies after a rigorous credit rating process which includes analysis of the issuer, servicer and property manager, as well as verification of the LTV and debt service coverage ratios. LTV ratios may be particularly important in the case of commercial mortgages because most commercial mortgage loans provide that the lender's sole remedy in the event of a default is against the mortgaged property, and the lender is not permitted to pursue remedies with respect to other assets of the borrower. Accordingly, loan-to-value ratios may, in certain circumstances, determine the amount realized by the holder of the Commercial Mortgage-Backed Security.

ZERO-COUPON  SECURITIES

Zero-coupon securities in which a Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon securities may fluctuate over a greater range than shares of other Portfolios of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

VARIABLE-  OR  FLOATING-RATE  SECURITIES

Certain Portfolios may invest in securities which offer a variable or floating rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes which are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded, and there generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. If not so rated, a Portfolio may invest in them only if the Portfolio's Sub-Adviser determines that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Sub-Adviser, on behalf of a Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Portfolio's portfolio.

LOWER-GRADE  SECURITIES

Certain Portfolios may invest in lower-grade income securities. Such lower-grade securities are commonly referred to as "junk bonds." Investment in such securities involves special risks, as described herein. Liquidity relates to the ability of a Portfolio to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower-grade securities is considered generally to be less liquid than the market for investment-grade securities. The relative illiquidity of some of a Portfolio's portfolio securities may adversely affect the ability of the Portfolio to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Sub-Adviser's judgment. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher-grade, more liquid securities.

A Portfolio's net asset value will change with changes in the value of its portfolio securities. If a Portfolio invests in fixed-income securities, the Portfolio's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed-income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-income securities can be expected to decline. Net asset value and market value may be volatile due to a Portfolio's investment in lower-grade and less liquid securities. Volatility may be greater during periods of general economic uncertainty.

A Portfolio's investments are valued pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which a Portfolio may invest, there may be relatively inactive trading in such securities and the ability of the Sub-Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in a Portfolio's portfolio, the responsibility of the Sub-Adviser to value the Portfolio's securities becomes more difficult and the Sub-Adviser's judgment may play a greater role in the valuation of the Portfolio's securities due to the reduced availability of reliable objective data. To the extent that a Portfolio invests in illiquid securities and securities which are restricted as to resale, the Portfolio may incur additional risks and costs.

Lower-grade securities generally involve greater credit risk than higher-grade securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower-grade securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower-grade securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower-grade securities in a Portfolio's portfolio and thus a Portfolio's net asset value. The secondary market prices of lower-grade securities are less sensitive to changes in interest rates than are those for higher-rated securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower-grade securities.

Yields on a Portfolio's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower-grade securities in a Portfolio's portfolio and thus in the net asset value of a Portfolio. Net asset value and market value may be volatile due to a Portfolio's investment in lower-grade and less liquid securities. Volatility may be greater during periods of general economic uncertainty. The Portfolios may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of interest or a repayment of principal on their portfolio holdings, and the Portfolios may be unable to obtain full recovery thereof. In the event that an issuer of securities held by a Portfolio experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, such Portfolio may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Portfolio's portfolio securities relate.

The Portfolios will rely on each Sub-Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Sub-Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Sub-Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P and Moody's in evaluating fixed-income securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Sub-Adviser continuously monitors the issuers of such securities held in the Portfolio's portfolio. A Portfolio may, if deemed appropriate by the Sub-Adviser, retain a security whose rating has been downgraded below B by S&P or below B by Moody's, or whose rating has been withdrawn.

                           INVESTMENT  RESTRICTIONS

FUNDAMENTAL  INVESTMENT  RESTRICTIONS

The following investment restrictions are fundamental and may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of that Portfolio. Under the Investment Company Act of 1940 and the rules thereunder, "majority of the outstanding voting securities" of a Portfolio means the lesser of (1) 67% of the shares of that Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of that Portfolio are present in person or by proxy, and
(2) more than 50% of the outstanding shares of that Portfolio. Any investment restrictions which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio, as the case may be.

The  Trust  may  not,  on  behalf  of  a  Portfolio:

     (1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

     (2) invest more than 25% of the value of its net assets in the securities (other than U.S. Government Securities), of issuers in a single industry, except that this policy shall not limit investment by the Global Advisors Money Market Portfolio in obligations of U.S. banks (excluding their foreign branches);

     (3) borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or, with respect to the Global Advisors Money Market Portfolio, to facilitate redemptions, (and not for leveraging or investment, except with respect to reverse repurchase agreements and dollar roll transactions, to the extent such investments are permitted under a Portfolio's investment objectives and policies), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Portfolio's assets taken at market value, less liabilities other than borrowings. If at any time a Portfolio's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Portfolio will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets;

     (4) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

     (5) purchase or sell any commodity contract, except that each Portfolio (other than the Global Advisors Money Market Portfolio), to the extent permitted by its investment objectives and policies, may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.)

     (6) underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (7) purchase or sell real estate, although (with respect to Portfolios other than the Global Advisors Money Market Portfolio) it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage;

     (8) issue any class of securities which is senior to a Portfolio's shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

NON-FUNDAMENTAL  INVESTMENT  RESTRICTIONS

The following investment restrictions are non-fundamental and may be changed by the Trustees of the Trust without shareholder approval. Although shareholder approval is not necessary, the Trust intends to notify its shareholders before implementing any material change in any non-fundamental investment restriction.

The  Trust  may  not,  on  behalf  of  a  Portfolio:

     (1) invest more than 15% (except 10% with respect to the Credit Suisse International Equity Portfolio and the Global Advisors Money Market Portfolio) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

     (2) purchase securities on margin, except (with respect to all Portfolios other than the Global Advisors Money Market Portfolio) such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except (with respect to all Portfolios other than the Global Advisors Money Market Portfolio) that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

     (3) make short sales of securities unless such Portfolio (other than the Global Advisors Money Market Portfolio) owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

     (4) make investments for the purpose of gaining control of a company's management.

     MANAGEMENT  OF  THE  TRUST



     Principal  Occupation
Name,  Address  and  Age     Position Held with the Trust     During Past Five
------------------------     ----------------------------     ----------------
Years
-----


Richard  W. Scott*     President (Principal Executive     President, Principal
Executive
5555  San Felipe, Suite 900     Officer)and Trustee     Officer and Trustee of
the
Houston,  Texas  77056                    Trust;  Vice  Chairman  since
Age:    43                    July  1996,  General  Counsel
     since  February  1994,  Chief
Investment  Officer  since  May
1995,  and  Executive  Vice
President  from  February  1994
until  July  1996,  of  Western
National  Corporation;  Vice
Chairman  since  July  1996,
of  Western  National  Corporation;
Vice  Chairman  since  July  1996,
Chief  Investment  Officer  since
May  1995,  General  Counsel  from
February  1994  until  February
1997,  and  Executive  Vice
President  from  February  1994
until  July  1996,  of  Western
National  Life;  prior  thereto,
a  partner  with  Vinson  &  Elkins
L.L.P.

John  A.  Graf*                  Trustee                         Trustee; Vice
Chairman  since
5555  San  Felipe,  Suite  900                                   July 1996 and
Chief  Marketing
Houston,  Texas  77056                                           Officer since
October  1993  of
Age:    37                                                          of Western
National  Corporation
     and  of  Western  National  Life
     Insurance  Company;  prior  thereto
Executive,  Senior,  Second  or
Assistant  Vice  President  or  Vice
President,  Marketing  of  Conseco,
Inc.  and  Western  National  Life
Insurance  Company.

Alden  W.  Brosseau*             Trustee                         Owner, Sonoma
Group,  Consulting
16670  Arnold  Drive                                            to Management,
since  March
Sonoma,  CA  95476                                                 1993; prior
thereto,  Vice
Age:    69                                                           President
Investment
                                                            Administration  &
Planning,
                                                            American  General
Corporation.

S.  Tevis  Grinstead             Trustee                         Retired since
1993;  prior
c/o Vinson & Elkins L.L.P.                                  thereto, a partner
with
2300  First  City  Tower                                       Vinson & Elkins
L.L.P.
1001  Fannin
Houston,  Texas  77002-6760
Age:    58

Hugh  L.  Hyde                      Trustee                         Owner, HLH
Consulting  Inc.  since
952  Echo  Lane,  Suite 322                                    November, 1994;
from  March  1,
Houston, Texas 77046-1201                                   1993-September 15,
1994,
Age:    54                                                       President and
Director  of
                                                            Texas  Capital
Bancshares,
                                                            Inc.  and  its
subsidiary  bank,
                                                            Texas  Capital
Bank,  N.A.;  prior
                                                            thereto, a partner
with  KPMG
                                                            Peat  Marwick.

Melvin  C.  Payne                Trustee                         President and
Chief  Executive
Three  Riverway,  Suite  1375                                       Officer of
Carriage  Services
Houston,  Texas 77045                                        since 1991; prior
thereto,  an
Age:    54                                                      an independent
consultant  to
                                                            various companies.

Patrick  F.  Grady             Vice President, Treasurer,      Vice President,
Treasurer
5555  San  Felipe,  Suite  900    Principal  Financial  Officer     of Western
National  Life
Houston,  Texas  77056          and Principal Accounting     Insurance Company
since
Age:    39                           Officer     February 1994; prior thereto,
                                                            Vice  President,
Second  Vice
                                                            President,
Assistant  Vice
                                                            President  -
Financial
                                                            Reporting,
Conseco,  Inc.,
                                                            Carmel,  Indiana.

Dwight L. Cramer            Vice President and Secretary    Vice President and
Secretary
5555 San Felipe, Suite 900                                  of the Trust; Vice
President
Houston,  Texas  77056                                           and Corporate
Secretary  since
Age:    44                                                    February 1996 of
Western
     National  Corporation.    Senior
Vice  President  since  February
1996,  and  General  Counsel  since
February  1997  of  Western
National  Life  Insurance  Company;
prior  thereto,  Vice  President
and  from  December  1993  until
February  1996,  Associate  General
Counsel  from  February  1995  until
February  1997,  and  Corporate
Secretary  from  December  1993
until  February  1997  of  Western
     National  Life  Insurance  Company.

Kurt  R.  Fredland              Vice President and Assistant    Assistant Vice
President-
5555  San  Felipe,  Suite  900      Treasurer                          Annuity
Administration,  Western
Houston,  Texas  77056                                          National Life,
since  April
Age:    48                                                         1994; prior
thereto,  from
                                                            February  1993  to
April  1994,  a
                                                            financial
consultant;  prior
                                                            thereto,  from
April  1977  to
                                                            February  1993,
Senior  Vice
                                                            President  (and  a
number  of
                                                            other positions at
the  same
                                                            employer preceding
that
                                                            position),  First
City
                                                            Bancorporation  of
Texas,  Inc.,
                                                            Houston,  Texas.

Evelyn  M.  Curran             Assistant Secretary             Staff Attorney,
Western  National
5555  San  Felipe, Suite 900                                  Life since March
1994;  prior
Houston,  Texas  77056                                            thereto from
January  1991  to
Age:    31                                                     March 1994, law
student,  South
                                                            Texas  College  of
Law,  Houston,
                                                            Texas;  prior
thereto,  from
                                                            August  1990  to
August  1992,
                                                            Underwriter  and
Claims
                                                            Representative,
Farmers
                                                            Insurance Company,
Santa  Ana,
                                                            California.



*  Interested  person  of  the  Trust  within  the  meaning  of  the 1940 Act.





Each Trustee of the Trust who is not an employee, officer or director of the Life Company, the Adviser or a Sub-Adviser receives an annual fee of $7,500 and an additional fee of $750 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $750 fee for attendance of any committee meeting that is held on a day on which no Board meeting is held. None of the Trustees or officers of the Trust own any of the outstanding shares of the Trust as of May 1, 1997. With respect to the period ended December 31, 1996, the Trust paid Trustees' fees aggregating $41,250. The following table shows the 1996 compensation by Trustee.

                               COMPENSATION  TABLE





      (1)                               (2)                (3)             (4)
(5)
                                    Pension  or                          Total
                     Aggregate            Retirement                 Estimated
Compensation
                     Compensation      Benefits Accrued   Annual          From
Registrant
Name  of  Person,        From           As Part of Fund    Benefits Upon   and
Fund  Complex
Position             Registrant(1)  Expenses           Retirement      Paid to
Trustees
----------------          -------------    -----------------    --------------
-----------------

Richard  W.  Scott      None           None               None            None
  President  and
  Trustee

John  A.  Graf          None           None               None            None
   Trustee

Alden  W.  Brosseau        $10,500.00          None                       None
$10,500.00
   Trustee

Hugh  L.  Hyde                  $10,500.00          None                  None
$10,500.00
   Trustee

Melvin  C.  Payne         $ 9,750.00      None               None            $
9,750.00
   Trustee

S.  Tevis  Grinstead      $10,500.00          None                        None
$10,500.00
   Trustee



SUBSTANTIAL  SHAREHOLDERS

Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts issued through a separate account of the Life Company. As of May 1, 1997, the separate account of the Life Company was known to the Board of Trustees and the management of the Trust to own of record 100% of the shares of each Portfolio of the Trust.

The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

INVESTMENT  ADVISER

Under the Investment Advisory Agreement between the Trust and the Adviser (the "Investment Advisory Agreement"), the Adviser, at its expense, provides the Portfolios with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and each Portfolio. The fees to be paid under the Investment Advisory Agreement are set forth in the Trust's prospectus.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the Investment Company Act of 1940, and subject further to such policies and instructions as the Trustees may from time to time establish.

The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust.

Under the Investment Advisory Agreement, the Trust is responsible for all its other expenses including, but not limited to, the following expenses: legal, auditing or accounting expenses, Trustees' fees and expenses, insurance premiums, brokers' commissions, taxes and governmental fees, expenses of issue or redemption of shares, expenses of registering or qualifying shares for sale, reports and notices to shareholders, and fees and disbursements of custodians, transfer agents, registrars, shareholder servicing agents and dividend disbursing agents, and certain expenses with respect to membership fees of industry associations.

Investment    Advisory    Agreement  provides  that  the  Adviser  may  retain
sub-advisers, at Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios.

The Investment Advisory Agreement provides that neither the Adviser nor any director, officer or employee of Adviser will be liable for any loss suffered by the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations and duties. In addition, the Agreement provides for indemnification of the Adviser by the Trust.

The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees, as to any Portfolio by the shareholders of that Portfolio, or by Adviser on 60 days written notice. The Agreement also terminates without payment  of  any  penalty  in  the  event  of its assignment. In addition, the
Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Portfolio(s), and provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Portfolio by vote of either the Trustees or the shareholders of the Portfolio, and, in either case, by a majority of the Trustees who are not "interested persons" of the Adviser. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

The Adviser has agreed to waive that portion of its advisory fee which is in excess of the amount payable by the Adviser to each sub-adviser pursuant to the respective sub-advisory agreements for each Portfolio until May 1, 1998. In addition, the Adviser has undertaken to bear all operating expenses of  each  Portfolio,  excluding  the compensation of the Adviser,  that exceed
 .12%
of each Portfolio's average daily net assets until May 1, 1998. Information concerning the advisory fees waived and expenses reimbursed for the period ended
December  31,  1996  is  contained  in  the  Prospectus.

For the years ended December 31, 1996 and 1995, respectively, the Adviser was paid advisory fees as follows:



      1996            1995
     -----          ------


BEA  Growth  and  Income  Portfolio          $4,727          -
BlackRock  Managed  Bond  Portfolio          1,588          N/A
Credit  Suisse  International  Equity  Portfolio          5,824          -
EliteValue  Asset  Allocation  Portfolio          986          N/A
Global  Advisors  Growth  Equity  Portfolio          3,353          -
Global  Advisors  Money  Market  Portfolio          569          -
Salomon  Brothers  U.S.  Government  Securities  Portfolio         355     N/A
Van  Kampen  American  Capital  Emerging  Growth  Portfolio        970     N/A


For the years ended December 31, 1996 and 1995, respectively, the Adviser waived advisory fees as follows:



      1996            1995
     -----          ------


BEA  Growth  and  Income  Portfolio          $  6,812          3,106
BlackRock  Managed  Bond  Portfolio          12,335          N/A
Credit  Suisse  International  Equity  Portfolio          6,699          3,643
EliteValue  Asset  Allocation  Portfolio          6,128          N/A
Global  Advisors  Growth  Equity  Portfolio          6,520          2,490
Global  Advisors  Money  Market  Portfolio          1,878          106
Salomon  Brothers  U.S.  Government  Securities  Portfolio       7,227     N/A
Van  Kampen  American  Capital  Emerging  Growth  Portfolio      5,171     N/A


TRUST  ADMINISTRATION

State Street Bank and Trust Company provides certain accounting, transfer agency, and other services to the Trust.

SUB-ADVISERS

Each of the Sub-Advisers described in the Prospectus serves as Sub-Adviser to one or more of the Portfolios of the Trust pursuant to separate written agreements. Certain services provided by, and the fees paid to, the
Sub-Advisers are described in the Prospectus under "Management of the Trust-Sub-Advisers."

INVESTMENT  DECISIONS

Investment decisions for the Trust and for the other investment advisory clients of the Sub-Advisers are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of a Sub-Adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Sub-Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of a Sub-Adviser in the interest of achieving the most favorable net results for the Trust.

BROKERAGE  AND  RESEARCH  SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. is currently intended that the Sub-Advisers will place all orders for the purchase and sale of portfolio securities for the Trust and buy and sell securities for the Trust through a substantial number of brokers and dealers. In so doing, the Sub-Advisers will use their best efforts to obtain for the Trust the best price and execution available. In seeking the best price and execution, the Sub-Advisers, having in mind the Trust's best interests, will consider all factors they deem relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Advisers may receive research, statistical, and quotation services from any broker-dealers with whom they place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Sub-Advisers and/or their affiliates in advising various other clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fees paid by the Trust are not reduced because the Sub-Advisers and/or their affiliates may receive such services.

As  permitted  by  Section  28(e)  of  the  Securities Exchange Act of 1934, a
Sub-Adviser may cause a Portfolio to pay a broker-dealer who provides brokerage and research services to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker- dealer would have charged for effecting that transaction provided that the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised. A Sub-Adviser's authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Adviser or the Trustees may adopt from time to time.

During the Trust's fiscal year ended December 31, 1996, the Portfolios paid the following amounts in brokerage commissions:


      1996
     -----


BEA  Growth  and  Income  Portfolio          $13,588
BlackRock  Managed  Bond  Portfolio          -
Credit  Suisse  International  Equity  Portfolio          14,302
EliteValue  Asset  Allocation  Portfolio          2,448
Global  Advisors  Growth  Equity  Portfolio          4,082
Global  Advisors  Money  Market  Portfolio          -
Salomon  Brothers  U.S.  Government  Securities  Portfolio          -
Van  Kampen  American  Capital  Emerging  Growth  Portfolio              3,423
                                                                     ---------
     $37,843


     DETERMINATION  OF  NET  ASSET  VALUE
The net asset value per share of each Portfolio is determined daily as of 4:00 p.m. New York time on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined.

The valuation of the Global Advisors Money Market Portfolio's portfolio securities is based upon their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Trust seeks to maintain a constant net asset value of $1.00 per share for the Global Advisors Money Market Portfolio, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Global Advisors Money Market Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Global Advisors Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Global Advisors Money Market Portfolio would be able to obtain a somewhat higher yield if he or she purchased shares of the Global Advisors Money Market Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Global Advisors Money Market Portfolio would receive less investment income. The converse would apply on a day when the use of amortized cost by the Portfolio resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

The net asset value of the shares of each of the Portfolios other than the Global Advisors Money Market Portfolio is determined by dividing the total assets of the Portfolio, less all liabilities, by the total number of shares outstanding. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service. Other foreign securities will be valued by the Trust's custodian. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

If any securities held by a Portfolio are restricted as to resale, their fair value is generally determined as the amount which the Trust could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government Securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Portfolios may be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

                                    TAXES

Each Portfolio of the Trust intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to the separate account of the Life Company. As a Massachusetts business trust, a Portfolio under present law will not be subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

With respect to investment income and gains received by a Portfolio from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes in which a Portfolio will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

A Portfolio's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, may be limited by tax considerations. A Portfolio's transactions in foreign-currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Portfolio's distributions of book income to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income in order to permit the Trust to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Portfolio has invested and their face value ("original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the level of the Portfolio.

It is the policy of each of the Portfolios to meet the requirements of the Code to qualify as a regulated investment company that is taxed pursuant to Subchapter M of the Code. One of these requirements is that less than 30% of a Portfolio's gross income must be derived from gains from sale or other disposition of securities held for less than three months (with special rules applying to so-called designated hedges). Accordingly, a Portfolio will be restricted in selling securities held or considered under Code rules to have been held less than three months, and in engaging in hedging or other activities (including entering into options, futures, or short-sale transactions) which may cause the Trust's holding period in certain of its assets to be less than three months.

This discussion of the federal income tax and state tax treatment of the Trust and its shareholders is based on the law as of the date of this Statement of Additional Information. It does not describe in any respect the tax treatment of any insurance or other product pursuant to which investments in the Trust
may  be  made.        For  further  information  concerning federal income tax
consequences for the holders of the VA Contracts of the Life company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

                         DIVIDENDS  AND  DISTRIBUTIONS

      GLOBAL ADVISORS MONEY MARKET PORTFOLIO. The net investment income of the Global Advisors Money Market Portfolio is determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. New York time) on each day on which the Exchange is open for business. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record as of the close of trading on the Exchange after the purchase and redemption of shares. Unless the business day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Portfolio's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semi-annual accounting period.
Dividends  commence  on  the  next  business  day  after the date of purchase.
Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next business day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the Portfolio at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Global Advisors Money Market Portfolio consists of all interest income accrued on portfolio assets less all expenses of the Portfolio and amortized market premium. Amortized market discount is included in interest income. The Portfolio does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Global Advisors Money Market Portfolio will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Portfolio determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account, (2) offset each
shareholder's    pro    rata  portion  of  negative  net  income  against  the
shareholder's accrued dividend account or against future dividends, or (3) combine these methods in order to seek to maintain the net asset value per share at $1.00. The Trust may endeavor to restore the Portfolio's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

Should the Global Advisors Money Market Portfolio incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

       OTHER PORTFOLIOS. Each of the Portfolios other than the Global Advisors Money Market Portfolio will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually. Both dividends and capital gain distributions will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive dividends and capital gain distributions in cash.

                           PERFORMANCE  INFORMATION

     GLOBAL ADVISORS MONEY MARKET PORTFOLIO: The Portfolio's yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Portfolio's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

     OTHER  PORTFOLIOS:

      (a) A Portfolio's yield is presented for a specified 30-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate of dividends and interest earned by the Portfolio during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the Portfolio outstanding during the base period and entitled to receive dividends and (B) the net asset value per share of the Portfolio on the last day of the base period. The result is annualized on a compounding basis to determine the Portfolio's yield. For this calculation, interest earned on debt obligations held by a Portfolio is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as Ginnie Maes, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates.

   As required by regulations of the Securities and Exchange Commission, the annualized total return of a Portfolio for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Portfolio over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

Investment operations for the Portfolios depicted in the chart below commenced on October 10, 1995 for the Money Market Portfolio and on October 20, 1995 for the BEA Growth and Income, Credit Suisse International Equity Portfolio and Global Advisors Growth Equity Portfolio. The performance figures shown for the Portfolios in the chart below reflect the actual fees and expenses paid by the Portfolios.


               AVERAGE  TOTAL  RETURN  FOR  THE  PERIODS  INDICATED



          Twelve  Months
     Inception  to          Ended          Inception  to
Portfolio              12/31/96              12/31/96              12/31/95
---------          ------------          ------------          ------------


BEA  Growth  and  Income  Portfolio          17.41%          13.82%      6.57%
BlackRock  Managed  Bond  Portfolio          3.76%          N/A          N/A
Credit  Suisse  International  Equity
  Portfolio          17.23%          16.50%          3.93%
EliteValue  Asset  Allocation
  Portfolio          26.70%          N/A          N/A
Global  Advisors  Growth  Equity
  Portfolio          20.94%          21.36%          3.57%
Global  Advisors  Money  Market
  Portfolio          5.19%          5.19%          1.17%
Salomon  Brothers  U.S.  Government
  Securities  Portfolio          3.40%          N/A          N/A
Van  Kampen  American  Capital  Emerging
  Growth  Portfolio          19.06%          N/A          N/A


From time to time, Adviser may reduce its compensation or assume expenses in respect of the operations of a Portfolio in order to reduce the Portfolio's expenses. Any such waiver or assumption would increase a Portfolio's yield and total return during the period of the waiver or assumption.
                          SHAREHOLDER  COMMUNICATIONS

Owners of Variable Annuity contracts issued by the Life Company for which shares of one or more Portfolios are the investment vehicle are entitled to receive from the Life Company unaudited semi-annual financial statements and audited year-end financial statements certified by the Trust's independent public accountants. Each report will show the investments owned by the Portfolio and the market value thereof and will provide other information about the Portfolio and its operations.

                       ORGANIZATION  AND  CAPITALIZATION

The Trust is an open-end investment company established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated December 12, 1994, as amended April 19, 1995.

Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Portfolio on matters affecting an individual Portfolio. For example, a change in a fundamental investment policy for the BEA Growth and Income Portfolio would be voted upon only by shareholders of that Portfolio. Additionally, approval of the Investment Advisory Agreement is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Portfolio were liquidated, the shares of that Portfolio would receive the net assets of that Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

Additional  Portfolios  may  be  created  from  time  to  time  with different investment objectives or for use as funding vehicles for different variable life insurance policies or variable annuity contracts. Any additional Portfolios may be managed by investment advisers or sub-advisers other than the current Adviser and Sub-Advisers. In addition, the Trustees have the right, subject to any necessary regulatory approvals, to create more than one class of shares in a Portfolio, with the classes being subject to different charges and expenses and having such other different rights as the Trustees may prescribe and to terminate any Portfolio of the Trust.

                              PORTFOLIO  TURNOVER

The portfolio turnover rate of a Portfolio is defined by the Securities and Exchange Commission as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Global Advisors Money Market Portfolio would not calculate portfolio turnover. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate of each of the Portfolios for the period ended December 31, 1995 for the applicable Portfolios and December 31, 1996 for all Portfolios is set forth under "Financial Highlights" in the Prospectus.

                                  CUSTODIAN

State Street Bank and Trust Company is the custodian of the Trust's assets. The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.

                                LEGAL  COUNSEL

Legal matters in connection with the offering are being passed upon by Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                             INDEPENDENT  AUDITORS

The Trust has selected Coopers & Lybrand L.L.P. as the independent auditors who audit the annual financial statements of the Trust.

                            SHAREHOLDER  LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

                         DESCRIPTION  OF  NRSRO  RATINGS

DESCRIPTION  OF  MOODY'S  CORPORATE  RATINGS

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well-safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are the lowest-rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION  OF  S&P'S  CORPORATE  RATINGS

     AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

     BB, B, CCC, CC and C-- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. A C rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating. It may also be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

DESCRIPTION  OF  DUFF  CORPORATE  RATINGS

     AAA -- Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Risk is modest but may vary slightly from time to time because of economic conditions.

     A -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Investment-grade. Considerable variability in risk during economic cycles.

     BB -- Below investment-grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

     B -- Below investment-grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher- or lower-quality rating grade.

     Substantial Risk -- Well below investment-grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with favorable company developments.

DESCRIPTION  OF  FITCH  CORPORATE  RATINGS

     AAA -- Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA-- Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

     A -- Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

     BB -- Bonds considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

     B -- Bonds considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

     CCC -- Bonds which may have certain identifiable characteristics which, if not remedied, could lead to the possibility of default in either principal or interest payments.

     CC -- Bonds which are minimally protected. Default in payment of interest and/or principal seems probable.

     C    --    Bonds  which are in imminent default in payment of interest or principal.
DESCRIPTION  OF  THOMSON  BANKWATCH,  INC.  CORPORATE  RATINGS

     AAA -- Long-term fixed-income securities that are rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

     AA -- Long-term fixed-income securities that are rated AA indicate a superior ability to repay principal and interest on a timely basis with limited incremental risk vs. issues rated in the highest category.

          TBW may apply plus ("+") and minus ("-") modifiers in the AAA and AA categories to indicate where within the respective category the issued is placed.

DESCRIPTION  OF  IBCA  LIMITED  AND  IBCA  INC.  CORPORATE  RATINGS

     AAA -- Obligations which are rated AAA are considered to be of the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations which are rated AA are considered to be of a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

DESCRIPTION  OF  S&P'S  COMMERCIAL  PAPER  RATINGS

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payments is either over-whelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1. An A-3 designation indicates an adequate capacity for timely payment. Issues with this designation, however, are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B issues are regarded as having only speculative capacity for timely payment. C issues have a doubtful capacity for payment. D issues are in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

DESCRIPTION  OF  MOODY'S  COMMERCIAL  PAPER  RATINGS

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trend and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. P-3 issuers have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Not Prime issuers do not fall within any of the Prime rating categories.

DESCRIPTION  OF  DUFF  COMMERCIAL  PAPER  RATINGS

     The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

DESCRIPTION  OF  FITCH  COMMERCIAL  PAPER  RATINGS

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

DESCRIPTION  OF  IBCA  LIMITED  AND  IBCA  INC.  COMMERCIAL  PAPER  RATINGS

     A1    -  Short-term  obligations  rated A1 are supported by a very strong capacity for timely repayment. A plus ("+") sign is added to those issues determined to possess the highest capacity for timely payment.

     A2 - Short-term obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION  OF  THOMSON  BANKWATCH,  INC.  COMMERCIAL  PAPER  RATINGS

     TBW-1 - Short-term obligations rated TBW-1 indicate a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2 - Short-term obligations rated TBW-2 indicate that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                             FINANCIAL  STATEMENTS

The  Trust's  financial    statements  and  notes thereto for the period ended
December 31, 1996, are incorporated by reference to WNL Series Trust 1996 Annual Report filed as of March 14, 1997.

     PART  C

     OTHER  INFORMATION

ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

(A) Financial Statements are incorporated by reference to WNL Series Trust 1996 Annual Report filed as of March 14, 1997

(B)      EXHIBITS

(1)      Declaration  of  Trust.**

(2)      By-laws  of  Trust.**

(3)      Not  Applicable

(4)      Not  Applicable

(5) (a) Investment Advisory Agreement dated August 23, 1995, between the Registrant and the Adviser.**

     (b)(i) Sub-Advisory Agreement dated as of August 23, 1995, among Van Kampen American Capital Asset Management Inc., the Adviser and the Registrant.**

     (b)(ii) Sub-Advisory Agreement dated as of August 23, 1995, among BEA Associates, the Adviser and the Registrant.**

     (b)(iii) Sub-Advisory Agreement dated as of August 23, 1995, among Credit Suisse Investment Management Limited, the Adviser and the Registrant.**

     (b)(iv) Sub-Advisory Agreement dated as of August 23, 1995, among BlackRock Financial Management, Inc., the Adviser and the Registrant.**

     (b)(v) Sub-Advisory Agreement dated August 23, 1995, among Quest for Value Advisors, the Adviser and the Registrant.**

     (b)(vi) Sub-Advisory Agreement dated as of August 23, 1995, among Salomon Brothers Asset Management Inc., the Adviser and the Registrant.**

  (b)(vii)        Sub-Advisory  Agreement  dated  as of August 23, 1995, among
              State Street Bank and Trust Company, the Adviser and the Registrant.**

  (b)(viii)      Sub-Advisory  Agreement  dated  as of October 16, 1996, among
              Van Kampen American Capital Asset Management Inc., the Adviser and the Registrant.**

(6)      Not  Applicable

(7)      Not  Applicable

(8) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.*

(9)      (a)    Form  of  Transfer  Agency  and  Service  Agreement  between the  Registrant  and  State  Street  Bank  and  Trust  Company.*

      (b)    Form  of  Subadministration  Agreement  for  Reporting  and
           Accounting Services between the Registrant and State Street Bank and Trust Company.*

(10)    Consent  of  Counsel.**

(11)    Consent  of  Independent  Auditors.

(12)    Not  Applicable

(13)    Not  Applicable

(14)    Not  Applicable

(15)    Not  Applicable

(16)    Calculation  of  Performance  Information

(27)    Financial  Data  Schedules

* Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-1A, File Nos. 33-87380 and 811-8912.
**Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-1A, File Nos. 33-87380 and 811-8912, as filed electronically on May 1, 1996.

ITEM  25.      PERSONS  CONTROLLED  BY OR UNDER COMMON CONTROL WITH REGISTRANT

   The  shares  of  the  Trust  are  currently sold to WNL Separate Account A.


ITEM  26.      NUMBER  OF  HOLDERS  OF  SECURITIES

   WNL  Separate  Account  A  is  the  sole  shareholder  of  the  Trust.

ITEM  27.      INDEMNIFICATION

Each officer, Trustee or agent of the Trust shall be indemnified by the Trust to the full extent permitted under the General Laws of The Commonwealth of Massachusetts and the Investment Company Act of 1940 ("1940 Act"), as amended, except that such indemnity shall not protect any such person against any liability to the Trust or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (i) a final decision on the merits, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the company as defined in section 2(a)(19) of the 1940 Act, nor parties to the proceedings  or  (b)  an  independent legal counsel in a written opinion.  The
Trust may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, investment advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification. The law of Massachusetts is superseded by the 1940 Act insofar as it conflicts with the 1940 Act or rules published thereunder.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  28.      BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER  AND
           SUB-ADVISERS

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of the Registrant's Investment Adviser is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.





Name          Business  and  Other  Connections
----          ---------------------------------

Richard  W.  Scott          President,  Principal  Executive  Officer  and
     Trustee  of  the  Trust;  Vice  Chairman  since
July  1996,  General  Counsel  and  Chief  Investment
Officer  since  February  1993,  and  Executive  Vice
President  from  February  1993  until  July  1996  of
`          Western  National  Corporation;  Vice  Chairman
     since  July  1996,  Chief  Investment  Officer  since
February  1993,  and  General  Counsel  from  February
1993  until  February  1997  of  Western  National  Life
Insurance Company; prior thereto, a partner with Vinson & Elkins L.L.P.

Kurt  R.  Fredland          Vice  President  and  Assistant  Treasurer  of the
     Trust;  Assistant  Vice  President  -  Variable
     Annuity  Administration,  Western  National  Life
     Insurance Company, since April 1994; prior thereto, from February 1993 to April 1994, a financial consultant.

Dwight  L.  Cramer          Vice  President  and  Secretary of the Trust; Vice
     President  and  Corporate  Secretary  of  Western
National  Corporation  since  February  1996;  Senior
Vice  President  since  February  1996,  and
General  Counsel  since  February  1997  of  Western
National Life Insurance Company; prior thereto, from November 1993 until February 1996, Vice
President, Secretary, and Associate General Counsel of Western National Life Insurance Company.

Evelyn  M.  Curran          Assistant  Secretary  of  the  Trust;  Assistant
     Secretary  of  Western  National  Corporation  since
February  1996.    Assistant  Vice  President-Law  since
February  1996,  and  Corporate  Secretary  since  February
1997 of Western National Life Insurance Company; prior thereto, from February 1996 until February 1997,
Assistant  Vice  President-Law  and  Assistant  Corporate
Secretary;  from  March  1994  until  February  1996,
Staff  Attorney  of  Western  National  Life  Insurance
Company.

Patrick  F.  Grady      Vice President, Treasurer, Principal Financial Officer
     and  Principal  Accounting  Officer


The  principal  address  of Registrant's Investment Adviser is 5555 San Felipe
Road,  Suite  900,  Houston,  Texas    77056.

With respect to information regarding the Sub-Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Sub-Advisers, reference is made to the current Form ADVs of the Sub-Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference, the file numbers of which are as follows:

     BEA  Associates
          File  No.  801-37170

     BlackRock  Financial  Management
          File  No.  801-48433

     Credit  Suisse  Investment  Management  Limited
          File  No.  801-40177

     OpCap  Advisors
          File  No.  801-27180

     Salomon  Brothers  Asset  Management  Inc.
          File  No.    801-32046

     Van  Kampen  American  Capital  Asset  Management,  Inc.
          File  No.  801-1669

ITEM  29.      PRINCIPAL  UNDERWRITER

Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include the Registrant's Secretary; the Registrant's investment adviser, WNL Investment Advisory Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address of the Secretary and WNL Investment Advisory Services,
Inc.  is  5555  San  Felipe  Road,  Suite  900,  Houston,  Texas    77056

ITEM  31.      MANAGEMENT  SERVICES

Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM  32.      UNDERTAKINGS


    Not  Applicable

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 30th day of April, 1997.
                                    WNL  SERIES  TRUST


                                By:  /S/  RICHARD  W.  SCOTT
                                    -----------------------
                                    Richard  W.  Scott
                                    President  and  Trustee


Pursuant    to    the  requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the date indicated.



     SIGNATURE          TITLE          DATE
     ---------          -----          ----


/s/    RICHARD  W.  SCOTT          President  and  Trustee          4-30-97
-------------------------                                           -------
     Richard  W.  Scott          (Principal  Executive  Officer)

/s/    PATRICK  F.  GRADY          Vice  President  and  Treasurer     4-30-97
-------------------------                                              -------
     Patrick  F.  Grady          (Principal  Financial  Officer
     and  Principal  Accounting
Officer)

/s/    JOHN  A.  GRAF          Trustee          4-30-97
---------------------                           -------
     John  A.  Graf

/s/    ALDEN  W.  BROSSEAU          Trustee          4-30-97
--------------------------                           -------
     Alden  W.  Brosseau

/s/    HUGH  L.  HYDE          Trustee          4-30-97
---------------------                           -------
     Hugh  L.  Hyde

/s/    MELVIN  C.  PAYNE          Trustee          4-30-97
------------------------                           -------
     Melvin  C.  Payne

/s/    S.  TEVIS  GRINSTEAD          Trustee          4-30-97
---------------------------                           -------
     S.  Tevis  Grinstead




                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE  AMENDMENT  NO.  2

                                      TO

                                  FORM  N-1A

                                     FOR

                               WNL  SERIES  TRUST



                              INDEX  TO  EXHIBITS

EXHIBIT                                                                   PAGE
EX.99.B5(b)(viii)Sub-Advisory  Agreement  dated  as  of  October  31,  1996, among Van Kampen American Capital Asset Management Inc., the Adviser and the Registrant.

EX-99.B9                 Opinion  and  Consent  of  Counsel

EX.99.B11                Consent  of  Independent  Auditors.

EX.99.B16                Calculation  of  Performance  Information